--------------------------------------------------------------------------------
                           CLEARWATER INVESTMENT TRUST
--------------------------------------------------------------------------------

                                February 15, 2002


TO:   Our Unit Holders

On December 31, 2001, the net asset value of the Clearwater Growth Fund was $23.07 per unit. The net asset value of the Clearwater Small Cap Fund was $14.61 per unit. On a total return basis for 2001, the Clearwater Growth Fund decreased by 13.2% and the Clearwater Small Cap Fund increased by 13.3%. For comparative purposes, the Russell 1000 decreased by 12.4% and the Russell 2000 increased by 2.5%. For the fourth quarter, the Clearwater Growth Fund increased 11.2% and the Clearwater Small Cap Fund increased 25.1%. The Russell 1000 increased 11.1% and the Russell 2000 increased 21.1%.

On December 31, 2001, the net asset value of the Clearwater Tax Exempt Bond Fund was $10.14 per unit. On a total return basis for 2001 the fund increased 6.1% with a fourth quarter return of -0.2%. For comparative purposes, the Lehman 5-Year Municipal Bond Index increased 6.2% for the year with a .5% decrease in the fourth quarter.

Parametric Portfolio Associates, the sub-advisor for the Clearwater Growth Fund, made the following comments:

     Introduction

     The year 2001 was dismal both in terms of events happening in the market and beyond. The worst-ever terrorist attack on U.S. soil added momentum to a market already under siege from earnings disappointments and deteriorating economic fundamentals. As a result, the third quarter posted its worst quarterly return since the 1987 stock market crash. While a late year surge in the cyclical sectors in the fourth quarter gave investors hope for a turnaround, it did not prevent yet another negative year for the broad market averages.

     In the turbulent third quarter, investors first shifted out of cyclical sectors and into basic necessities like food, utilities and health care but rotated back into them in the fourth quarter in the hope that signs of a recovery would make these economically sensitive companies ripe for an earnings rebound. Leading the charge back were the very sectors that led the decline in the third quarter, technology, consumer cyclicals and transportation. Some of the worst performing sectors in the fourth quarter were third quarter's leaders, the defensive health care and consumer staples sectors. In the end, 2001 major stock index returns reflected the poor earnings of their constituents and the uncertain prospects of a US economy in recession.

     Clearwater Fund's 2001 Experience

     The Russell 1000 Index was down 12.4% in 2001. The Clearwater Growth Fund, which had been re-balanced in January of 2001 followed the return of the Russell 1000 during the year and was down 13.2%. Since inception, the portfolio has performed in line with

Clearwater Investment Trust
February 15, 2002
Page 2


     expectations and has returned an annualized pre-tax return of 7.5% against 6.9% for the Russell 1000 index.


----------------------------------------- --------------------------------------
                                           Year to date Performance
----------------------------------------- --------------------------------------
Russell 1000 (Large Cap)                  -12.4%
----------------------------------------- --------------------------------------
Russell Mid Cap                           -5.6%
----------------------------------------- --------------------------------------
Russell Mid Cap Growth                    -20.2%
----------------------------------------- --------------------------------------
Russell 2000 (Small Cap)                  2.5%
----------------------------------------- --------------------------------------
Clearwater Growth Fund                    -13.2%
----------------------------------------- --------------------------------------

     With the elimination of the growth and mid-cap tilt in the Clearwater Growth Fund in early 2001, the Clearwater Fund is now tracking the Russell 1000 index with an annualized predicted tracking error of 1.5 %. Active loss harvesting during the year has resulted in eliminating the gains that were realized to effect the re-balance and the portfolio ended the year with a net realization of $486,000 in losses. The account is now well diversified and within it's annualized tracking error target set by the Clearwater board.

[graphic omitted]

Clearwater Investment Trust
February 15, 2002
Page 3


Kennedy Capital Management, the sub-advisor for the Small Cap Fund, made the following comments:

     Despite the terrible tragedy that occurred on September 11th and a second successive quarterly contraction in GDP for the United States in the fourth quarter, the performance for second half of 2001 ended on a very good note for small cap investors. Although, the Russell 2000 made new lows on September 21 and retreated to levels not seen since 1998, the index rebounded sharply and finished up 21.1% for the fourth quarter and 2.5% for the year. The Clearwater Fund's performance for the third quarter, fourth quarter, and for the year was as follows: -17.4%, +25.1% and +13.3% for the year, 2001.

     The performance of the Clearwater Fund in the second half of 2001 was enhanced by our healthy weighting in tech stocks, an increased exposure to consumer discretionary stocks that rebounded late in the fourth quarter, and greater demand for small cap shares in general, as many institutional investors feverishly went to work putting more money into smaller and smaller market cap companies after the events of September 11th. We saw much improved small cap liquidity as the record amounts of cash on the sidelines went to work rather quickly in late September and throughout November and much of December. No doubt, the buoyant small cap climate could be attributed to many anticipating a bottoming of the market's misfortunes and an eventual economic turnaround on the horizon. Although, current market momentum has tailed off some in the very beginning of 2002, it was a relief to see greater interest from investors for both value and growth names in the small cap sector.

     We are looking for a positive year for the stock market in 2002. In particular, we expect small caps, as represented by the Russell 2000, to outperform the large cap companies. Buoyed by an economic turnaround occurring in 2002, we would expect the small caps to be strong performers again as the U.S. economy turns out of recession. We see the prospects for improved earnings growth beginning to develop for smaller companies in the very low interest rate and low inflationary environment the economy is currently experiencing. However, we continue to favor a value bias in our investment strategy because of the uncertainty of substantial GDP growth returning to the levels we saw throughout the late 1990's and early portion of 2000. Based on valuations we see in many growth segments of the stock market, we believe some investors are overly optimistic in anticipating a sudden return to the fundamentals experienced in the past. We expect the economic turn to occur in 2002, but not as robustly as some are suggesting. Furthermore, we expect that corporate acquisitions will play a significant role in improving returns for small cap investors. The prevailing low interest rate environment should cause consolidation activity to increase in intensity, especially for smaller stocks with large cash balances.

     It is with great anticipation that I await for fourth quarter earnings period. I look forward to gaining greater insight into many of the companies' initial outlooks for 2002. The initial guidance we hear should provide greater clarification for the future direction of the market

Clearwater Investment Trust
February 15, 2002
Page 4


     in the first half of 2002. I am confident our "bottom up" stock picking strategy will continue to uncover more attractive investment opportunities in the first half of 2002 to enhance the future success of the Clearwater Fund.

[graphic omitted]

Sit Fixed Income Advisors II, LLC, the sub-advisor for the Tax-Exempt Bond Fund, made the following comments:

     The year 2001 produced strong returns throughout the fixed income markets. Heavy issuance in both the corporate and municipal markets was more than offset by strong cash flows into bond funds, as continued volatility in the equity markets increased demand for fixed income products. The Federal Reserve began easing in January and continued throughout the year, lowering short-term rates eleven times by a total of 4.75%. This unprecedented easing resulted in a sharp reduction in short-term rates across all markets, but long-term rates, while volatile during the course of the year, finished the year relatively unchanged. With the yield curve steepening, investors have been inclined to reach longer in maturity and down in quality to find acceptable yields. Revenue bonds again outperformed general obligation bonds during the year. The Fund`s performance benefited

Clearwater Investment Trust
February 15, 2002
Page 5


     from its emphasis on revenue bonds, as its healthcare and closed-end bond fund holdings posted particularly strong returns.

     The economy now appears to be pulling out of the recession that began in the spring of 2001 and was exacerbated by the tragic events of September
     11. While the Fed may ease again, it likely has completed its easing for this cycle. Once the recovery firms, which we expect later in the year, interest rates, particularly short-term rates, are likely to rise. Given this expectation, we shortened the Fund's average life duration from 6.2 to
     5.0 years during the year, while its yield remained relatively unchanged. The Fund's shorter duration and its use of non-rated bonds have positioned it more defensively for the rise in interest rates that we expect in 2002. Demand should remain strong for lower-rated and non-rated bonds as investors reach for yield in this historically low interest rate environment. The Fund is positioned to take advantage of this environment given its emphasis on "A" rated and "BBB" rated bonds and its use of non-rated bonds. Investment of new cash flows will be focused on maturities in the 4-12 year range.

[graphic omitted]

Clearwater Investment Trust
February 15, 2002
Page 6

Information About the Fund's Independent Trustees

 ==================== ================== ================== =================== ================== ==================
 Name, Address and    Positions Held     Term of Office     Principal           Number of          Other
 Age                  with the Funds     and Length of      Occupation(s)       Portfolios in      Directorships
                                         Time Served        During the Last 5   the Fund Complex   Held by the
                                                            Years               Overseen by the    Trustee
                                                                                Trustee
 ==================== ================== ================== =================== ================== ==================
 Lucy R. Jones (60)   Trustee            Tenure: 2 yrs      Private Investor
                                         Term: Indefinite                               3
 -------------------- ------------------ ------------------ ------------------- ------------------ ------------------
 Lawrence H. King     Trustee            Tenure: 2 yrs      President and
 (45)1                                   Term: Indefinite   Chief Executive             3
                                                            Officer,
 332 Minnesota                                              Treessentials,
 Street, Saint                                              Co., (nursery
 Paul, Minnesota                                            supplies,
 55101                                                      1989-Present)
 -------------------- ------------------ ------------------ ------------------- ------------------ ------------------
 Charles W.           Trustee            Tenure: 2 yrs      President and
 Rasmussen (35)1                         Term: Indefinite   Chief Executive             3
                                                            Officer, P&G
 332 Minnesota                                              Manufacturing,
 Street, Saint                                              Inc. (air
 Paul, Minnesota                                            filtration
 55101                                                      equipment,
                                                            2002-Present) ;

                                                            Financial
                                                            Analyst, U.S.
                                                            Bank, N.A.
                                                            (1998-2001);

                                                             MBA Student
                                                            (1997-1998);

                                                            Production
                                                            Forester,
                                                            Weyerhaeuser, Co.
                                                            (1989-1997)
  -------------------- ------------------ ------------------ ------------------- ------------------ ------------------
 Laura E. Rasmussen   Trustee            Tenure: 2 yrs      Private Investor
 (38)1                                   Term: Indefinite                               3

 332 Minnesota
 Street, Saint
 Paul, Minnesota
 55101
 -------------------- ------------------ ------------------ ------------------- ------------------ ------------------

1 Mr. King, Mr. Rasmussen and Ms. Rasmussen are first cousins, and are all nieces or nephews of Mr. Weyerhaeuser (see below).

Clearwater Investment Trust
February 15, 2002
Page 7


   Information about the Fund's Officers and Interested Trustee

 ==================== ================== ================== =================== ================== ==================
 Name, Address and    Positions Held     Term of Office     Principal           Number of          Other
 Age                  with the Funds     and Length of      Occupation(s)       Portfolios in      Directorships
                                         Time Served        During the Last 5   the Fund Complex   Held by the
                                                            Years               Overseen by the    Trustee
                                                                                Trustee
 ==================== ================== ================== =================== ================== ==================
 Philip W. Pascoe     President and      Tenure: 5 yrs      Chairman and
 (55)                 Chief Executive    Term Expires:      Chief Executive
                      Officer,           December, 2002     Officer,
 1145 Broadway        Treasurer                             Treasurer,
 Plaza, P.O. Box                                            Clearwater
 1278, Tacoma,                                              Management
 Washington 98402                                           Company
                                                            (1996-Present);

                                                            Managing
                                                            Director, U.S.
                                                            Bank-Piper
                                                            Jaffray, Inc.
                                                            (1996-Present)
  -------------------- ------------------ ------------------ ------------------- ------------------ ------------------
 Frederick T.         Trustee, Vice      As Trustee;        Private Investor                       Potlatch
 Weyerhaeuser (70)1   President and      Tenure: 15 yrs                                 3          Corporation
                      Secretary          Term: Indefinite                                          (1960-Present)
 332 Minnesota
 Street, Saint                           As Officer;                                               Minnesota Mutual
 Paul, Minnesota                         Tenure: 3 yrs                                             Life Insurance
 55101                                   Terms Expires:                                            Co. and
                                         December, 2002                                            Subsidiaries
                                                                                                   (1968-Present)
 -------------------- ------------------ ------------------ ------------------- ------------------ ------------------

1 Mr. Weyerhaeuser is an interested trustee due to his daughter being a director of Clearwater Management Company, the Funds' adviser.

Clearwater Investment Trust
February 15, 2002
Page 8



Clearwater Investment Trust              Clearwater Management Company
---------------------------              ------------------------------
P. W. Pascoe, President and CEO          P. W. Pascoe, Chairman and Treasurer
F. T. Weyerhaeuser, V. P. and Secretary  W. T. Weyerhaeuser, V. P. and Secretary
L. R. Jones                              Samuel B. Carr, Jr.
L. H. King                               W. John Driscoll
C. W. Rasmussen                          E. D. Hlavka
L. E. Rasmussen                          C. W. Morley
                                         R. J. Phares
                                         F. W. Piasecki
                                         D. C. Titcomb
                                         G. H. Weyerhaeuser, Jr.
























J:\CMC\TLC\MAILINGS\2001\Chairs Annual Letter Draft.doc

KPMG




























\



                           CLEARWATER INVESTMENT TRUST



                     Financial Statements December 31, 2001
                   (With Independent Auditors' Report Thereon)

KPMG
4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, MN 55402












Independent Auditors' Report



The Board of Trustees and Shareholders Clearwater Investment Trust:


We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of Clearwater Growth, Small Cap, and Tax-Exempt Bond Funds (funds within Clearwater Investment Trust) as of December 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended (year end December 31, 2001 and the period from January 14, 2000 (commencement of operations) to December 31, 2000 for the Clearwater Tax-Exempt Bond Fund) and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Clearwater Growth, Small Cap, and Tax-Exempt Bond Funds at December 3 1, 2001, and the results of their operations, changes in their net assets, and the financial highlights for the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.


KPMG LLP



February 8, 2002















KPMG

                           CLEARWAER INVESTMENT TRUST



STATEMENTS OF ASSETS AND LIABILITIES

December 31,2001                                                                          GROWTH     SMALL CAP    TAX-EXEMPT
                                                                                           FUND         FUND      BOND FUND
ASSETS

Investments in securities, at market value
  (identified cost: $72,667,801 Growth Fund; $70,604,764 Small Cap Fund;
     $79,786,950 Tax-Exempt Bond Fund)                                                $133,197,892  $82,636,502  $80,511,433
Cash                                                                                       135,000      309,527      297,161
Receivable for investment securities sold                                                        0      151,465      348,954
Accrued dividend and interest receivable                                                   126,430      103,597    1,263,518
                                                                                        -----------  -----------  -----------

                                                             TOTAL ASSETS               133,459,322  83,201,091   82,421,066

LIABILITIES

Payables for investment securities purchased                                                     0      971,280            0
Payables for investment shares redeemed                                                    520,000            0            0
Dividend distribution payable                                                                    0            0      189,989
Capital gain distribution payable                                                                0            0      419,413
Withholding tax payable                                                                          0          162            0
Accrued investment advisory fee                                                            147,773      255,550      124,620
                                                                                        -----------  -----------  -----------

                                                         TOTAL LIABILITIES                 667,773    1,226,992      734,022

NET ASSETS                                                                              $132,791,549 $81,974,099  $81,687,044
---------                                                                                =========== ===========  ===========





CAPITAL

Capital stock and additional paid-in capital
  (authorized unlimited number of shares at no par value for each Fund:
   outstanding 5,757,115; 5,611,639 and 8,053,365 shares, respectively)                 $72,744,813  $69,991,258 $80,962,247
Undistributed net investment income                                                          2,319        1,150            0
Accumulated net realized gain(loss) (note 5)                                              (485,674)     (50,047)         314
Unrealized appreciation of investments                                                  60,530,091   12,031,738      724,483
                                                                                        -----------  -----------  -----------

NET ASSETS                                                                              $132,791,549 $81,974,099  $81,687,044
----------                                                                               =========== ===========  ===========

Net asset value per share of outstanding capital stock                                     $ 23.07      $ 14.61      $ 10.14












See accopanying notes to financial statements  1

                           CLEARWAER INVESTMENT TRUST



STATEMENTS OF OPERATIONS

For Year Ended December 31, 2001                                                          GROWTH     SMALL CAP    TAX-EXEMPT
                                                                                           FUND         FUND       BOND FUND
INVESTMENT INCOME
  Income:
     Dividends (net of foreign taxes withheld of $3,730, $5,346 and $0, respectively)   $1,709,783   $1,411,517     $281,299
     Interest                                                                               38,482      210,298    4,583,157
                                                                                        -----------  -----------  -----------

TOTAL INCOME                                                                             1,748,265    1,621,815    4,864,456

     Expenses:  (note 6)
          Investment advisory fee                                                          626,089    1,019,319      468,029
                                                                                        -----------  -----------  -----------

TOTAL EXPENSES                                                                             626,089    1,019,319      468,029

                                              NET INVESTMENT INCOME (LOSS)               1,122,176      602,496    4,396,427

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain(loss) on security transactions                                        (485,675)     (50,045)   1,290,673
  Unrealized appreciation(depreciation) during the period                              (21,125,387)   8,756,184   (1,203,691)
                                                                                        -----------  -----------  -----------

                                              NET GAIN(LOSS)ON INVESTMENTS             (21,611,062)   8,706,139       86,982
                                                                                        -----------  -----------  -----------

                           NET INCREASE(DECREASE)IN ASSETS FROM OPERATIONS             ($20,488,886) $9,308,635   $4,483,409
                                                                                        ===========  ===========  ===========







STATEMENTS OF CHANGES IN NET ASSETS

For Year Ended December 31, 2001                            GROWTH FUND                SMALL CAP FUND        TAX-EXEMPT BOND FUND
                                                     12/31/2001    12/31/2000    12/31/2001   12/31/2000   12/31/2001    12/31/2000*
                                                     ----------    ----------    ----------   ----------   ----------    -----------
OPERATIONS
  Net investment income(loss)                        $1,122,176      $898,271      $602,496    ($191,671)  $4,396,427    $3,721,100
  Net realized gain(loss) on investments               (485,675)   22,483,223       (50,045)  15,278,971    1,290,673       243,310
  Unrealized appreciation(depreciation)             (21,125,387)  (26,911,509)    8,756,183   (9,262,752)  (1,203,691)    1,928,174
  during the period                                 -----------    -----------   -----------  -----------  -----------   -----------

   NET INCREASE(DECREASE) IN ASSETS FROM OPERATIONS (20,488,886)   (3,530,015)    9,308,634    5,824,548    4,483,409     5,892,584

DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income                              (1,130,662)     (900,445)     (600,298)           0   (4,396,427)   (3,721,100)
  Net realized gain on investments                     (299,597)  (22,183,642)     (113,882) (15,029,942)  (1,292,631)     (241,038)
                                                     -----------   -----------   -----------  -----------  -----------   -----------

   TOTAL DISTRIBUTION DISTRIBUTIONS TO SHAREHOLDERS  (1,430,259)  (23,084,087)     (714,180) (15,029,942)  (5,689,058)   (3,962,138)

CAPITAL SHARE TRANSACTIONS (note 4)
  Proceeds from shares sold                           4,008,650     1,628,890     8,763,862    8,969,909   12,170,532    76,647,175
  Reinvestment of distributions from net investment     777,532    12,752,172       457,155   11,063,871    3,199,977     2,074,190
  Payments for shares redeemed             amd gain  (4,886,701)   (2,868,331)   (3,737,061)  (2,128,480)  (6,572,046)   (6,557,591)
                                                     -----------   -----------   -----------  -----------  -----------   -----------

   INCREASE(DECREASE) IN NET ASSETS FROM
     CAPITAL SHARES TRANSACTIONS                       (100,519)   11,512,731     5,483,956   17,905,300    8,798,463    72,163,774
                                                     -----------   -----------   -----------  -----------  -----------   -----------

              TOTAL INCREASE(DECREASE)IN NET ASSETS (22,019,664)  (15,101,371)   14,078,410    8,699,906    7,592,814    74,094,220

NET ASSETS
  At the beginning of the period                     154,811,213   169,912,584   67,895,689   59,195,783   74,094,230            10
                                                     -----------   -----------   -----------  -----------  -----------   -----------

  At the end of the period                           $132,791,549  $154,811,213  $81,974,099  $67,895,689  $81,687,044   $74,094,230
                                                      ===========   ===========  ===========  ===========  ===========   ===========

  Undistributed Net Income                                 $2,336       $10,907       $2,198           $0           $0            $0
                                                      ===========   ===========   =========== ===========  ===========   ===========




*Period from January 14, 2000 (commencement of operations) through December 31, 2000.






See accopanying notes to financial statements  2

                          CLEARWATER INVESTMENT TRUST

                         Notes to financial Statements

(1)   Organization

          Clearwater Investment Trust (the Trust) was established on January 12, 1987 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (as amended) as a diversified open-end management investment company and presently includes three series of funds: Clearwater Growth Fund, Clearwater Small Cap Fund and Clearwater Tax-Exempt Bond Fund (the funds). The Trust's declaration of trust permits the board of directors to create additional funds in the future. The investment objective of the Clearwater Growth and Small Cap Funds is long-term capital growth. The investment objective of the Clearwater Tax-Exempt Bond Fund is high current income that is exempt from federal income tax, consistent with preservation of capital.

          The Clearwater Tax-Exempt Bond Fund commenced operations on January 14, 2000. Prior to this date, the Chairman of Clearwater Management Company purchased one share of capital stock at $10.00 per share.

          The Clearwater Growth Fund is passively managed to track but not replicate the Russell 1000 Index, an unmanaged, capitalization weighted index of the largest 1000 public companies in the United States. The fund is managed so that its holdings match the holdings of the Index as closely as possible while attempting to minimize the realization of taxable gains. This means that the fund will not buy and sell securities to match changes in the composition of securities in the Index. Instead, the fund's portfolio is adjusted periodically to reflect the holdings and weightings of the Index, but only after consideration of the fund's policy to minimize realization of taxable gains.

          The Clearwater Small Cap Fund invests primarily in equity securities of issuers with market capitalizations, at the time of investment, no greater than the range of capitalizations of the companies included in the Russell 2000 Index, an unmanaged, capitalization weighted index of the largest 3000 public companies in the United States less the largest 1000 tracked by the Russell 1000 Index.

          The Clearwater Tax-Exempt Bond Fund invests at least 80% of its assets in municipal securities, which are debt obligations issued by or for the U.S. states, territories and possessions and the District of Columbia. The interest on these securities is generally exempt from regular federal income tax and may also be exempt from federal alternative minimum tax. However, the fund may invest up to 20% of its assets in securities that generate interest income subject to federal alternative minimum tax.

                          CLEARWATER INVESTMENT TRUST

                         Notes to financial Statements


(2)   Summary of Significant Accounting Policies

      The significant accounting policies followed by the funds are as follows:

          Investments in Securities

          Investments in equity securities are valued at the last sales price on the principal exchange or market where they are traded. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Debt securities maturing more than 60 days from the valuation date are valued at the market price supplied by an independent pricing vendor; those securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates market value. Securities for which no market quotations are readily available (including those the trading of which has been suspended) will be valued at fair value as determined in good faith by the board of trustees, although the actual computations may be made by persons acting pursuant to the direction of the board.

          Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on an identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of original issue discount and premium, is accrued daily.


          Federal Taxes

          The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. On a calendar year basis the Trust intends to distribute substantially all of their net investment income and realized gains, if any, to avoid the payment of federal income and excise taxes. Therefore, no income tax provision is required. Each fund is treated as a separate entity for federal income tax purposes.

          Net investment income and net realized gains (losses) for the funds may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the funds.

                          CLEARWATER INVESTMENT TRUST

                         Notes to financial Statements



          On the statements of assets and liabilities, due to permanent book-to-tax differences, the following adjustments have been made:

                                               Clearwater           Clearwater
                                              Growth Fund         Small Cap Fund
          ----------------------------------------------------------------------
          ----------------------------------------------------------------------
          Undistributed net income          $        (102)       $       (1,048)
          Accumulated net realized gains               17                  1,048
          Additional paid-in capital                   85                      0



          Distributions to Shareholders

          Distributions to shareholders from net investment income, if any, are declared annually for the Clearwater Growth and Small Cap Funds and declared daily, payable monthly, for the Clearwater Tax-Exempt Bond Fund. Distributions to shareholders from net realized gains, if any, are declared annually for all Funds. Distributions are paid in cash or reinvested in additional shares.


          Use of Estimates

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.



(3)   Investment Security Transactions

          Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the year ended December 31, 2001, were as follows:
                                                Purchases         Sales proceeds
          ----------------------------------------------------------------------
          ----------------------------------------------------------------------
          Clearwater Growth Fund              $60,180,200            $68,629,766
          Clearwater Small Cap Fund            87,946,204             83,499,655
          Clearwater Tax-Exempt Bond Fund      41,834,002             31,714,501

                          CLEARWATER INVESTMENT TRUST

                         Notes to financial Statements



(4)   Capital Share Transactions

          Transactions in shares of each fund for the year ended December 31, 2001 and 2000, were as follows:

                                                    Clearwater                            Clearwater
                                                    Growth Fund                         Small Cap Fund
                                         ----------------------------------------------------------------------
                                           12/31/2001        12/31/2000             12/31/2001       12/31/2000

           -----------------------------------------------------------------------------------------------------
          Sold                                164,920            48,866                629,352         516,319
          Issued for reinvested
            distributions                      33,762           481,214                 32,081         910,606

          Redeemed                           (204,600)          (86,738)              (266,974)       (121,890)

          -----------------------------------------------------------------------------------------------------
          Increase                             (5,918)          443,342                394,459       1,305,035
          -----------------------------------------------------------------------------------------------------



                                                                 Clearwater Tax-Exempt
                                                                      Bond Fund
                                                        ---------------------------------------

                                                             12/31/2001             12/31/2000*

                    ----------------------------------------------------------------------------
                   Sold                                       1,170,174              7,652,562
                   Issued for reinvested
                     distributions                              310,537                204,469

                   Redeemed                                    (634,382)              (649,995)

                    ----------------------------------------------------------------------------
                   Increase                                     846,329              7,207,036
                   ----------------------------------------------------------------------------



          * Period from January 14, 2000 (commencement of operations) through December 31, 2000.

                          CLEARWATER INVESTMENT TRUST

                         Notes to financial Statements



(5) Capital Loss Carry-Over

          For federal income tax purposes, the Clearwater Small Cap Fund and Clearwater Growth Fund have capital loss carryovers of $50,045 and $485,675, respectively, at December 31, 2001, which, if not offset by subsequent capital gains, will expire in 2009.


(6)   Expenses and Related Party Transactions

          The Trust has a contract for investment advisory services with Clearwater Management Company, a management firm of which the Trust's President and Treasurer is a shareholder. Under terms of an agreement, Clearwater Growth Fund, Clearwater Small Cap Fund and Clearwater Tax-Exempt Bond Fund pay a fee equal to an annual rate of .45%, 1.35% and .60% of average net assets, respectively. Clearwater Management Company is responsible for the payment or reimbursement of all the Funds' expenses, except brokerage, taxes, interest and extraordinary expenses.

          The management firm has entered into a sub-advisory contract with an independent investment advisory firm for each fund to provide daily investment management services. The sub-advisory fee for the Clearwater Growth Fund, payable to Parametric Portfolio Associates, is equal to an annual rate of 0.15% of net assets. The sub-advisory fee for the Clearwater Small Cap Fund, payable to Kennedy Capital Management, Inc., is equal to an annual rate of 0.85% of the first $50 million in net assets and then decreasing to 0.80% of net assets in excess of $50 million. The sub-advisory fee for the Clearwater Tax-Exempt Bond Fund, payable to Sit Fixed Income Advisers II, LLC, is equal to an annual rate of .40% on the first $20 million in net assets and then decreasing in reduced percentages to .20% of net assets in excess of $75 million.

                          CLEARWATER INVESTMENT TRUST

                         Notes to Financial Statements


(7)  Financial Highlights

      Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the period and selected information for each period is as follows:

Clearwater Growth Fund
                                                     Year ended December 31,
                                                     ---------------------------------------------
                                                      2001     2000     1999     1998   1997(b)

       -------------------------------------------------------------------------------------------
      Net asset value, beginning of year               26.86    31.94    25.92    21.17    17.88
      -------------------------------------------------------------------------------------------
      Income from investment
        operations:
           Net investment income(loss)                  0.19     0.16     0.11     0.09    (0.01)
           Net realized and unrealized gains(loss)     (3.73)   (0.87)    6.18     4.71     5.08

      ------------------------------------------------------------------------------------------
            Total from investment
              operations                               (3.54)   (0.71)    6.29     4.80     5.07

      -------------------------------------------------------------------------------------------
      Less distributions:
        Dividends from net investment income           (0.20)   (0.17)   (0.14)   (0.05)    0.00
        Distributions from net realized gains          (0.05)   (4.20)   (0.09)    0.00    (1.78)
        Return of capital                               0.00     0.00    (0.04)    0.00     0.00

      -------------------------------------------------------------------------------------------
            Total distributions                        (0.25)   (4.37)   (0.27)   (0.05)   (1.78)

      -------------------------------------------------------------------------------------------
      Net asset value, end of year                     23.07    26.86    31.94    25.92    21.17

      -------------------------------------------------------------------------------------------
      Total return(a)                                 (13.2%)   (2.0%)   24.3%    22.7%    28.4%

      Net assets, end of year (000s omitted)         132,792  154,811  169,913  134,773  106,859

      Ratio of expenses to average net assets          0.45%    0.45%    0.45%    0.45%    0.98%

      Ratio of net investment income (loss) to
        average net assets                             0.80%    0.52%    0.39%    0.39%   (0.06%)

      Portfolio turnover rate (excluding short-
        term securities)                              43.20%   57.28%   12.19%    3.65%   38.16%

      (a) Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

      (b) Effective November 1, 1997, Parametric Portfolio Associates became the subadvisor for the fund.

                           CLEARWATER INVESTMENT TRUST

                          Notes to Financial Statements


Clearwater Small Cap Fund
                                                     Year ended December 31,
                                                    ---------------------------------------------
                                                      2001     2000     1999     1998     1997

      -------------------------------------------------------------------------------------------
      Net asset value, beginning of year               13.01    15.13    13.08    15.24    12.74
       -------------------------------------------------------------------------------------------
      Income from investment
        operations:
           Net investment income(loss)                  0.11    (0.04)   (0.05)   (0.04)   (0.02)
           Net realized and unrealized gains(losses)    1.62     1.41     3.57    (1.04)    5.14

       -------------------------------------------------------------------------------------------
            Total from investment
              operations                                1.73     1.37     3.52    (1.08)    5.12

      -------------------------------------------------------------------------------------------
      Less distributions:
        Distributions from net invest income           (0.11)    0.00     0.00     0.00     0.00
        Distributions from net realized gains          (0.02)   (3.49)   (1.47)   (1.08)   (2.62)

      -------------------------------------------------------------------------------------------
            Total distributions                        (0.13)   (3.49)   (1.47)   (1.08)   (2.62)

      -------------------------------------------------------------------------------------------
      Net asset value, end of year                     14.61    13.01    15.13    13.08    15.24

      -------------------------------------------------------------------------------------------
      Total return(a)                                  13.3%    10.7%    27.3%    (7.1%)   40.2%

      Net assets, end of year (000s omitted)          81,974   67,896   59,196   39,217   40,838

      Ratio of expenses to average net assets          1.35%    1.35%    1.34%    1.36%    1.35%

      Ratio of net investment income (loss) to
        average net assets                             0.80%   (0.27%)  (0.35%)  (0.26%)  (0.17%)

      Portfolio turnover rate (excluding short-
        term securities)                             117.75%  149.01%  112.63%   88.27%   92.22%


      (a) Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

                           CLEARWATER INVESTMENT TRUST

                          Notes to Financial Statements


Clearwater Tax-Exempt Bond Fund
                                                     Year ended December 31,
                                                    ---------------------------
                                                      2001   2000 (a)

      -------------------------------------------------------------------------
      Net asset value, beginning of period             10.28    10.00
      -------------------------------------------------------------------------
      Income from investment
        operations:
           Net investment income                        0.55     0.52
           Net realized and unrealized gains            0.02     0.31

       -------------------------------------------------------------------------
            Total from investment
              operations                                0.57     0.83

       -------------------------------------------------------------------------
      Less distributions:
        Dividends from net investment income           (0.55)   (0.52)
        Excess distributions from net invest income     0.00     0.00
        Distributions from net realized gains          (0.16)   (0.03)

      -------------------------------------------------------------------------
            Total distributions                        (0.71)   (0.55)

      -------------------------------------------------------------------------
      Net asset value, end of year                     10.14    10.28

      -------------------------------------------------------------------------
      Total return(b)                                   6.1%     8.9%

      Net assets, end of year (000s omitted)          81,687   74,094

      Ratio of expenses to average net assets          0.60%    0.60% (c)

      Ratio of net investment income (loss) to
        average net assets                             5.64%    5.72% (c)

      Portfolio turnover rate (excluding short-
        term securities)                              43.23%   23.86%


      (a) For the period from January 14, 2000 (commencement of operations) to December 31, 2000.

      (b) Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

      (c) Annualized.

                             CLEARWATER GROWTH FUND

                  SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2001

                       FACE                                                                                                PERCENT
                      AMOUNT                                                                              MARKET             OF
                     OR SHARES                SECURITY                                    COST           VALUE (a)        NET ASSETS
                     ---------                --------                                    ----           ---------        ----------
COMMON STOCKS

CONSUMER DISCRETIONARY
                        38,300    AOL TIME WARNER INC                                1,563,171.67      1,229,430.00
                         1,250    ABERCROMBIE AND FITCH CO                              23,107.00         33,162.50
                         4,650    AMERICAN EAGLE OUTFITTERS INC (b)                    106,214.70        121,690.50
                         1,250    BELO CORP                                             18,687.50         23,437.50
                         1,000    BEST BUY CO INC (b)                                   42,604.60         74,480.00
                         1,000    BLACK & DECKER CORPORATION                            33,405.00         37,730.00
                         1,900    CABLEVISION NY GROUP CLASS A (b)                      74,119.00         90,155.00
                         1,850    CABLEVISION SYS CORP (b)                              39,850.03         45,695.00
                         3,300    CENTEX CORP                                           74,691.79        188,397.00
                         3,200    CHARTER COMMUNICATIONS INC DEL (b)                    41,231.77         52,576.00
                         2,500    CIRCUIT CITY STORES INC                               33,248.50         64,875.00
                           600    COACH INC (b)                                         14,970.00         23,388.00
                        14,600    COMCAST CORP                                         523,220.98        525,600.00
                         1,800    COSTCO WHSL CORP NEW                                  39,156.25         79,884.00
                         7,500    COX COMMUNICATIONS INC NEW (b)                       300,600.00        314,325.00
                           600    DISNEY WALT CO                                        16,303.08         12,432.00
                         5,400    DOW JONES & CO INC                                   241,164.00        295,542.00
                         4,400    EBAY INC (b)                                         145,400.20        294,360.00
                         4,400    ECHOSTAR COMMUNICATIONS CORP N (b)                   107,063.88        120,868.00
                           100    FEDERATED DEPT STORES INC DEL (b)                      3,766.05          4,090.00
                         3,500    FOOT LOCKER INC                                       54,680.00         54,775.00
                        29,417    FORD MTR CO DEL                                      582,436.02        462,435.24
                         7,700    FORTUNE BRANDS INC                                   282,788.06        304,843.00
                        12,200    GOODYEAR TIRE AND RUBBER                             233,451.88        290,482.00
                        23,600    HARLEY DAVIDSON INC                                  138,266.50      1,281,716.00
                             1    HILTON HOTELS CORP                                        10.16             10.92
                         2,300    HISPANIC BROADCASTING CORP (b)                        42,009.50         58,650.00
                        50,550    HOME DEPOT INC                                        32,968.36      2,578,555.50
                         1,700    INSIGHT COMMUNICATIONS INC (b)                        34,739.50         41,072.00
                           900    INTIMATE BRANDS INC                                   10,246.50         13,374.00
                           100    JOHNSON CTLS INC                                       5,136.19          8,075.00
                        19,900    KOHLS CORP (b)                                       159,136.00      1,401,756.00
                         2,700    LAMAR ADVERTISING CO (b)                              82,800.90        114,318.00
                         5,624    LIBERTY MEDIA CORP NEW (b)                            90,860.23         78,736.00
                         7,100    LIMITED INC                                           82,604.24        104,512.00
                         2,600    LOWES COS INC                                         78,149.50        120,666.00
                        23,800    MARRIOTT INTL INC NEW                                198,954.12        967,470.00
                           100    MAY DEPT STORES CO                                     2,371.25          3,698.00
                         8,700    MCDONALDS CORP                                       257,906.87        230,289.00
                           400    MCGRAW HILL COS INC                                   16,537.00         24,392.00
                           400    MEDIACOM COMMUNICATIONS CORP (b)                       5,134.00          7,304.00
                         9,300    METRO GOLDWYN MAYER INC NEW (b)                      152,886.00        203,670.00
                         5,500    NEW YORK TIMES CO                                    226,118.75        237,875.00
                         1,000    PAYLESS SHOESOURCE INC (b)                            54,179.50         56,150.00
                         6,500    PENNEY J C INC                                       144,105.00        174,850.00
                           800    RADIO ONE INC (b)                                      9,680.00         14,408.00
                         4,800    RADIOSHACK CORP                                      126,789.12        144,480.00
                         5,800    READERS DIGEST ASSN INC                              102,892.00        133,864.00
                         1,000    ROSS STORES INC                                       30,030.00         32,080.00
                         2,500    SEARS ROEBUCK & CO                                    95,337.50        119,100.00
                           700    SNAP ON INC                                           17,991.40         23,562.00
                           200    STARBUCKS CORP (b)                                     3,287.50          3,810.00
                         2,500    TJX COS INC NEW                                       85,148.75         99,650.00
                         1,300    TRW INC                                               42,967.99         48,152.00
                         3,400    TARGET CORP                                          119,630.50        139,570.00
                         2,000    TRICON GLOBAL RESTAURANTS INC (b)                     60,495.00         98,400.00
                           100    UNITED RENTALS INC (b)                                 1,399.75          2,270.00
                         7,200    UNIVISION COMMUNICATIONS INC (b)                     189,396.00        291,312.00


See accompanying notes to investment securities          11         (continued)


                             CLEARWATER GROWTH FUND

                  SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2001

                       FACE                                                                                                PERCENT
                      AMOUNT                                                                              MARKET             OF
                     OR SHARES                SECURITY                                    COST           VALUE (a)        NET ASSETS
                     ---------                --------                                    ----           ---------        ----------
CONSUMER DISCRETIONARY CONT'D
                        15,573    VIACOM INC (b)                                       649,993.05        687,547.95
                           510    VISTEON CORP                                           8,547.34          7,670.40
                        27,800    WAL MART STORES INC                                1,316,635.22      1,599,890.00
                           900    WESTWOOD ONE INC (b)                                  20,335.50         27,045.00
                         3,600    WHIRLPOOL CORP                                       155,817.45        263,988.00
                                                                                  ----------------  ----------------
                                                                                     9,446,826.10     16,188,591.51          12.19%

CONSUMER STAPLES
                         3,000    ANHEUSER BUSCH COS INC                               133,867.50        135,630.00
                           150    AVON PRODS INC                                         4,930.88          6,975.00
                        35,900    COCA COLA CO                                       1,078,433.25      1,692,685.00
                         7,800    COLGATE PALMOLIVE CO                                 394,851.80        450,450.00
                           100    CONAGRA INC                                            1,793.50          2,377.00
                           400    GENERAL MLS INC                                       12,499.50         20,804.00
                        31,300    GILLETTE CO                                          521,499.35      1,045,420.00
                         2,750    KIMBERLY CLARK CORP                                  142,946.29        164,450.00
                         7,450    KROGER CO (b)                                        125,942.54        155,481.50
                        28,350    PEPSICO INC                                        1,046,840.00      1,380,361.50
                        45,450    PHILIP MORRIS COS INC                              1,053,366.02      2,083,882.50
                        15,000    PROCTER & GAMBLE CO                                  564,654.60      1,186,950.00
                           100    REYNOLDS R J TOB HLDGS INC                             1,699.75          5,630.00
                         4,700    RITE AID CORP                                         28,341.00         23,782.00
                         3,600    SAFEWAY INC (b)                                      136,892.04        150,300.00
                           100    SARA LEE CORP                                          1,919.19          2,223.00
                         7,900    SYSCO CORP                                           121,024.50        207,138.00
                         5,927    TYSON FOODS INC (DEL)                                 52,174.25         68,456.85
                         2,200    UST INC                                               55,269.50         77,000.00
                        36,800    WALGREEN CO                                          452,510.94      1,238,688.00
                         3,600    WRIGLEY WM JR CO                                     125,320.50        184,932.00
                                                                                      ----------------  ----------------
                                                                                     6,056,776.90     10,283,616.35           7.74%

ENERGY
                         9,692    TRANSOCEAN SEDCO FOREX INC                           182,407.13        327,783.44
                         3,050    AMERADA HESS CORP                                    176,480.02        190,625.00
                         1,773    ANADARKO PETR CORP                                    62,488.50        100,795.05
                         1,595    APACHE CORP                                           61,627.61         79,558.60
                        16,530    BP PLC (d)                                           472,680.46        768,810.30
                         5,450    BURLINGTON RES INC                                   178,458.36        204,593.00
                         7,164    CHEVRONTEXACO CORP                                   607,938.75        641,966.04
                         5,280    CONOCO INC                                           104,244.85        149,424.00
                           539    DEVON ENERGY CORPORATION NEW                          21,506.35         20,832.35
                         4,250    EOG RESOURCES INC                                     80,823.95        166,217.50
                        81,720    EXXON MOBIL CORP                                   3,289,012.85      3,211,596.00
                         2,800    HANOVER COMPRESSOR CO (b)                             70,416.92         70,728.00
                         1,300    MITCHELL ENERGY & DEV CORP                            55,684.20         69,290.00
                           600    MURPHY OIL CORP                                       32,054.76         50,424.00
                         1,800    NATIONAL OILWELL INC (b)                              27,981.00         37,098.00
                         2,900    NOBLE AFFILIATES INC                                  74,136.48        102,341.00
                        16,450    OCCIDENTAL PETR CORP                                 308,653.00        436,418.50
                           100    OCEAN ENERGY INC TEX                                   1,243.50          1,920.00
                         5,650    PHILLIPS PETR CO                                     241,079.85        340,469.00
                         3,200    PIONEER NAT RES CO                                    48,507.20         61,632.00
                        15,490    SCHLUMBERGER LTD                                     369,965.05        851,175.50
                         4,850    SUNOCO INC                                           109,368.96        181,099.00
                         1,400    USX MARATHON GROUP                                    38,626.28         42,000.00
                         1,150    ULTRAMAR DIAMOND SHAMROCK                             24,284.66         56,902.00
                         3,350    UNOCAL CORP                                           91,904.24        120,834.50
                           800    VALERO ENERGY CORP                                    26,752.00         30,496.00
                         1,400    XTO ENERGY INC                                        18,176.90         24,500.00
                                                                                   ----------------  ----------------
                                                                                     6,776,503.83      8,339,528.78           6.28%
See accompanying notes to investment securities          12         (continued)


                             CLEARWATER GROWTH FUND

                  SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2001

                       FACE                                                                                                PERCENT
                      AMOUNT                                                                              MARKET             OF
                     OR SHARES                SECURITY                                    COST           VALUE (a)        NET ASSETS
                     ---------                --------                                    ----           ---------        ----------
FINANCIALS
                        10,400    XL CAPITAL LTD                                       132,600.00        950,144.00
                         2,600    AFLAC INC                                             71,523.00         63,856.00
                         1,000    AMB PPTY CORP                                         20,197.50         26,000.00
                         5,800    ALLIED CAP CORP NEW                                  130,326.00        150,800.00
                         4,800    AMERICAN EXPRESS CO                                  182,469.45        171,312.00
                        38,016    AMERICAN INTL GROUP INC                              485,322.71      3,018,470.40
                           950    AON CORP                                              25,856.97         33,744.00
                         6,600    ASTORIA FINL CORP                                     87,762.51        174,636.00
                        11,300    BANK AMER CORP                                       544,360.11        711,335.00
                         8,800    BANK NEW YORK INC                                    318,200.08        359,040.00
                        16,550    BANK ONE CORP                                        510,752.86        646,277.50
                         4,700    BANKNORTH GROUP INC NEW                               86,563.19        105,844.00
                         1,100    BEAR STEARNS COS INC                                  56,969.00         64,504.00
                         2,700    BLOCK H & R INC                                       43,697.48        120,690.00
                         7,300    CNA FINL CORP (b)                                    191,059.25        212,941.00
                         1,000    CAPITAL ONE FINL CORP                                 53,246.95         53,950.00
                           100    CATELLUS DEV CORP (b)                                  1,356.00          1,840.00
                        37,000    CENDANT CORP (b)                                     284,605.76        725,570.00
                         7,220    CHARTER ONE FINL INC                                 126,025.01        196,023.00
                        57,600    CITIGROUP INC                                        737,334.09      2,907,648.00
                         1,000    COMERICA INC                                          50,915.00         57,300.00
                         5,150    COMMERCIAL FED CORP                                   78,155.88        121,025.00
                         3,600    CONSECO INC                                           19,260.00         16,056.00
                         1,550    COUNTRYWIDE CR INDS INC                               40,480.57         63,503.50
                         2,900    DELUXE CORP                                          101,417.64        120,582.00
                         1,600    DIME BANCORP INC NEW                                  22,468.20         57,728.00
                        10,400    DUN AND BRADSTREET CORP DEL (b)                      261,505.58        367,120.00
                         1,196    EQUITY OFFICE PPTYS TR                                37,315.20         35,975.68
                        20,400    FEDERAL HOME LN MTG CORP                              62,413.10      1,334,160.00
                        10,600    FEDERAL NATL MTG ASSN                                772,323.50        842,700.00
                           900    FIFTH THIRD BANCORP                                   26,025.00         55,197.00
                        19,700    FIRST DATA CORP                                      202,081.24      1,545,465.00
                         8,450    FIRST TENN NATL CORP                                 255,733.24        306,397.00
                         2,200    FIRST VA BKS INC                                      96,503.00        111,672.00
                         9,700    FLEETBOSTON FINL CORP                                305,140.64        354,050.00
                        17,400    FRANKLIN RES INC                                     321,439.55        613,698.00
                         5,200    GALLAGHER ARTHUR J & CO                              188,656.00        179,348.00
                        10,000    GENERAL GROWTH PPTYS INC                             371,969.00        388,000.00
                         6,200    GOLDEN ST BANCORP INC                                 97,206.64        162,130.00
                           500    GOLDMAN SACHS GROUP INC                               39,802.50         46,375.00
                         1,250    GREENPOINT FINL CORP                                  30,617.75         44,687.50
                           100    HIBERNIA CORP                                          1,081.00          1,779.00
                         4,350    HOUSEHOLD INTL INC                                   166,173.67        252,039.00
                         3,200    HUNTINGTON BANCSHARES INC                             48,480.00         55,008.00
                         3,800    ISTAR FINL INC                                        75,215.28         94,810.00
                         3,200    INSTINET GROUP INC (b)                                37,610.56         32,160.00
                        23,880    J P MORGAN CHASE & CO                                979,301.58        868,038.00
                        12,100    KEYCORP NEW                                          225,332.25        294,514.00
                         1,100    KNIGHT TRADING GROUP INC (b)                           9,969.30         12,122.00
                         1,750    LA QUINTA PPTYS INC                                    3,605.00         10,045.00
                         2,400    LEHMAN BROTHERS HLDGS INC                            156,725.43        160,320.00
                         2,700    LINCOLN NATL CORP IN                                  82,662.12        131,139.00
                         2,100    LOEWS CORP                                            49,966.14        116,298.00
                           260    M & T BK CORP                                         10,975.91         18,941.00
                         3,550    MBNA CORP                                            122,014.48        124,960.00
                        10,300    MGIC INVT CORP WIS                                   247,509.00        635,716.00
                         5,400    MACK CA RLTY CORP                                    169,534.08        167,508.00
                           950    MARSH & MCLENNAN COS INC                              48,954.50        102,077.50
                         7,800    MELLON FINL CORP                                     240,068.84        293,436.00
                        13,100    MORGAN STANLEY DEAN WITTER&CO                        777,721.76        732,814.00
                        13,850    NATIONAL CITY CORP                                   239,683.94        404,974.00
                           100    NATIONAL COMM FINL CORP                                1,675.00          2,530.00


See accompanying notes to investment securities          13         (continued)


                             CLEARWATER GROWTH FUND

                  SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2001

                       FACE                                                                                                PERCENT
                      AMOUNT                                                                              MARKET             OF
                     OR SHARES                SECURITY                                    COST           VALUE (a)        NET ASSETS
                     ---------                --------                                    ----           ---------        ----------
FINANCIALS CONT'D
                           100    NATIONWIDE FINL SVCS INC                               4,383.00          4,146.00
                           100    NORTH FORK BANCORPORATION INC                          1,618.50          3,199.00
                           400    NORTHERN TRUST CORP                                   14,850.00         24,088.00
                           100    POPULAR INC                                            2,024.75          2,908.00
                        27,800    PRICE T ROWE GROUP INC                               385,318.25        965,494.00
                           100    REGIONS FINL CORP                                      2,154.75          2,994.00
                           150    ROSLYN BANCORP INC                                     1,700.00          2,625.00
                        10,700    SCHWAB CHARLES CORP                                  120,481.97        165,529.00
                         1,300    SIMON PPTY GROUP INC NEW                              32,715.67         38,129.00
                         3,100    SOUTHTRUST CORP                                       73,424.43         76,477.00
                         4,200    SOVEREIGN BANCORP INC                                 32,180.88         51,408.00
                         1,400    STATE STREET CORPORATION                              68,247.00         73,150.00
                        22,900    TCF FINANCIAL CORP                                   396,768.25      1,098,742.00
                           673    US BANCORP DEL                                         9,199.74         14,085.89
                           800    USA ED INC                                            62,587.00         67,216.00
                         1,850    UNION PLANTERS CORP                                   53,751.57         83,490.50
                         2,900    UNUMPROVIDENT CORP                                    41,036.45         76,879.00
                         1,000    VALLEY NATL BANCORP                                   29,085.00         32,950.00
                        13,200    WACHOVIA CORP 2ND NEW                                377,362.92        413,952.00
                        16,500    WASHINGTON MUT INC                                   265,978.90        539,550.00
                        43,300    WELLS FARGO & CO NEW                                 979,012.37      1,881,385.00
                           100    ZIONS BANCORP                                          4,146.88          5,258.00
                                                                                   ----------------  ----------------
                                                                                    14,123,945.27     27,652,678.47          20.82%

HEALTHCARE
                         9,800    ABBOTT LABS                                          380,867.59        546,350.00
                         4,700    AETNA INC                                            151,652.96        155,053.00
                         8,250    AMERICAN HOME PRODUCTS CORP                          413,089.57        506,220.00
                        28,500    AMGEN INC (b)                                        117,448.50      1,608,540.00
                         1,700    APPLERA CORP APPLIED BIOSYS                           42,807.70         66,759.00
                           800    APPLERA CORP CELERA GENOMICS (b)                      18,131.52         21,352.00
                         1,200    AVIRON (b)                                            29,796.96         59,676.00
                         1,800    BAXTER INTL INC                                       40,763.56         96,534.00
                        17,700    BIOGEN INC (b)                                       257,440.31      1,015,095.00
                        15,750    BRISTOL MYERS SQUIBB CO                              874,772.29        803,250.00
                           800    CIGNA CORP                                            45,024.00         74,120.00
                           180    EDWARDS LIFESCIENCES CORP (b)                          1,871.69          4,973.40
                        16,200    ELAN PLC (b) (d)                                     226,249.55        729,972.00
                           200    GENENTECH INC (b)                                      8,360.00         10,850.00
                         3,152    GLAXOSMITHKLINE PLC (d)                               76,078.70        157,032.64
                         2,200    GUIDANT CORP                                          77,270.29        109,560.00
                         2,250    HCA INC                                               83,872.09         86,715.00
                        30,050    HEALTHSOUTH CORP (b)                                 181,158.70        445,341.00
                         3,900    HUMANA INC                                            39,107.25         45,981.00
                        33,000    JOHNSON & JOHNSON                                    364,435.12      1,950,300.00
                           600    LABORATORY CORP AMER HLDGS (b)                        49,710.00         48,510.00
                        19,000    LILLY ELI & CO                                       794,112.40      1,492,260.00
                        35,800    MEDTRONIC INC                                        133,585.46      1,833,318.00
                        21,500    MERCK & CO INC                                     1,524,227.91      1,264,200.00
                         1,600    MYLAN LABS INC                                        35,895.04         60,000.00
                         1,100    OXFORD HEALTH PLANS INC (b)                           29,783.16         33,154.00
                       101,900    PFIZER INC                                           339,142.33      4,060,715.00
                        24,523    PHARMACIA CORP                                       385,185.40      1,045,905.95
                           300    QUEST DIAGNOSTICS INC (b)                             17,367.00         21,513.00
                        13,200    SCHERING PLOUGH CORP                                 531,449.72        472,692.00
                        19,000    STRYKER CORP                                         146,656.25      1,109,030.00
                         1,300    TENET HEALTHCARE CORP (b)                             79,326.00         76,336.00
                         3,200    UNITEDHEALTH GROUP INC                               173,310.08        226,464.00
                           985    ZIMMER HOLDINGS INC (b)                               29,448.31         30,081.90
                                                                                     ----------------  ----------------
                                                                                     7,699,397.41     20,267,853.89          15.26%

See accompanying notes to investment securities          14         (continued)


                             CLEARWATER GROWTH FUND

                  SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2001

                       FACE                                                                                                PERCENT
                      AMOUNT                                                                              MARKET             OF
                     OR SHARES                SECURITY                                    COST           VALUE (a)        NET ASSETS
                     ---------                --------                                    ----           ---------        ----------
INDUSTRIALS
                         2,750    ALLIED WASTE INDUSTRIES INC (b)                       16,321.25         38,665.00
                        19,000    BOEING CO                                            449,445.00        736,820.00
                         2,300    BURLINGTON NORTHN SANTA FE                            53,681.77         65,619.00
                         2,100    CNF INC                                               49,896.00         70,455.00
                         5,100    CSX CORP                                             107,399.88        178,755.00
                           700    CAPSTONE TURBINE CORP (b)                              2,516.50          3,787.00
                           200    CONCORD EFS INC (b)                                    2,181.00          6,556.00
                        12,250    COOPER INDS INC                                      398,089.56        427,770.00
                        13,175    CRANE CO                                             222,160.04        337,807.00
                           900    CUMMINS INC                                           30,737.97         34,686.00
                        17,500    FEDEX CORP (b)                                       350,305.50        907,900.00
                        19,350    FISERV INC (b)                                       174,508.33        818,892.00
                         1,000    FLUOR CORP NEW                                        45,200.00         37,400.00
                           500    GENERAL DYNAMICS CORP                                 42,189.94         39,820.00
                       119,100    GENERAL ELEC CO                                    2,071,638.20      4,773,528.00
                           700    GENUINE PARTS CO                                      23,783.48         25,690.00
                         4,400    GLOBAL PWR EQUIP GROUP INC (b)                        67,415.04         66,220.00
                         1,900    HARRIS CORP DEL                                       60,880.80         57,969.00
                           600    HUBBELL INC                                           17,550.00         17,628.00
                           504    IMAGISTICS INTL INC (b)                                5,084.24          6,224.40
                            50    KANSAS CITY SOUTHN INDS INC                              211.67            706.50
                         4,900    LOCKHEED MARTIN CORP                                 128,715.45        228,683.00
                           100    MINNESOTA MNG & MFG CO                                10,572.70         11,821.00
                           700    NAVISTAR INTL CORP INC (b)                            21,875.00         27,650.00
                         1,700    NORTHROP GRUMMAN CORP                                181,543.00        171,377.00
                        29,347    PAYCHEX INC                                           82,576.39      1,022,742.95
                         6,300    PITNEY BOWES INC                                     205,880.08        236,943.00
                           100    PLUG PWR INC (b)                                         900.00            874.00
                         3,575    PLUM CREEK TIMBER CO INC                              80,327.30        101,351.25
                         7,900    RAYTHEON CO                                          222,020.02        256,513.00
                           850    REPUBLIC SVCS INC (b)                                  9,307.24         16,974.50
                         7,250    ROCKWELL INTL CORP NEW                               102,172.50        129,485.00
                         7,075    SOUTHWEST AIRLS CO                                   113,365.00        130,746.00
                         3,750    STEELCASE INC                                         47,269.61         55,200.00
                        17,800    TYCO INTL LTD                                        171,592.00      1,048,420.00
                         1,050    UNION PAC CORP                                        43,934.84         59,850.00
                         2,900    UNITED TECHNOLOGIES CORP                             180,233.40        187,427.00
                         8,650    WASTE MGMT INC DEL                                   135,675.25        276,021.50
                         2,700    YORK INTL CORP                                        57,118.23        102,951.00
                                                                                    ----------------  ----------------
                                                                                     5,986,274.18     12,717,928.10           9.58%

INFORMATION TECHNOLOGY
                        24,500    ASML HOLDING NV  (b) (d)                             149,071.18        417,725.00
                         2,100    ADOBE SYS INC                                         60,812.52         65,205.00
                         1,000    ADVANCED FIBRE COMMUNICATIONS  (b)                    16,375.00         17,670.00
                         1,900    ADVANCED MICRO DEVICES INC (b)                        17,888.50         30,134.00
                         7,500    AGERE SYS INC (b)                                     34,415.25         42,675.00
                        22,500    ANALOG DEVICES INC (b)                               201,805.46        998,775.00
                         4,400    APPLE COMPUTER                                        72,184.20         96,360.00
                         3,000    APPLIED MATERIALS INC (b)                            133,368.90        120,300.00
                         2,200    ATMEL CORP (b)                                        15,224.00         16,214.00
                         7,200    BEA SYS INC (b)                                       97,647.84        110,880.00
                         2,500    CIENA CORP (b)                                        30,498.00         35,775.00
                       124,550    CISCO SYS INC (b)                                    192,734.20      2,255,600.50
                         2,700    COMPUTER ASSOC INTL INC                               65,740.68         93,123.00
                        23,700    DELL COMPUTER CORP (b)                               662,555.62        644,166.00
                        19,000    DENDRITE INTL INC (b)                                 74,950.83        266,570.00
                        26,000    E M C CORP MASS (b)                                  478,716.23        349,440.00
                        20,300    ELETRONICS FOR IMAGING INC (b)                       328,594.07        452,893.00


See accompanying notes to investment securities          15         (continued)


                             CLEARWATER GROWTH FUND

                  SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2001

                       FACE                                                                                                PERCENT
                      AMOUNT                                                                              MARKET             OF
                     OR SHARES                SECURITY                                    COST           VALUE (a)        NET ASSETS
                     ---------                --------                                    ----           ---------        ----------
INFORMATION TECHNOLOGY CONT'D
                         3,700    EMULEX CORP (b)                                       49,942.60        146,187.00
                         4,800    FOUNDRY NETWORKS INC (b)                              45,672.00         39,120.00
                        12,400    HEWLETT PACKARD CO                                   213,232.88        254,696.00
                         2,900    INGRAM MICRO INC (b)                                  38,099.91         50,228.00
                       104,000    INTEL CORP                                           208,329.75      3,270,800.00
                        22,500    INTERNATIONAL BUSINESS MACHS                       2,233,630.60      2,721,600.00
                         1,500    INTUIT (b)                                            54,885.00         64,170.00
                        11,700    JDS UNIPHASE CORP (b)                                 82,708.47        101,556.00
                         3,000    JABIL CIRCUIT INC (b)                                 56,220.00         68,160.00
                         8,500    JUNIPER NETWORKS INC  (b)                            107,513.10        161,075.00
                         2,600    KLA TENCOR CORP (b)                                   86,093.80        128,856.00
                         1,100    KEMET CORP (b)                                        19,349.00         19,525.00
                           600    L 3 COMMUNICATIONS HLDG CORP (b)                      56,268.00         54,000.00
                        14,800    LEGATO SYSTEMS INC (b)                                58,221.42        191,956.00
                         1,800    LEXMARK INTL INC (b)                                  76,345.56        106,200.00
                        39,400    LUCENT TECHNOLOGIES INC                              252,482.00        247,826.00
                         1,100    MAXIM INTEGRATED PRODS INC (b)                        45,595.00         57,761.00
                           235    MCDATA CORPORATION (b)                                 3,905.00          5,757.50
                         4,100    MENTOR GRAPHICS CORP                                  71,193.63         96,637.00
                        52,000    MICROSOFT CORP (b)                                    83,073.61      3,445,000.00
                         2,800    MICROCHIP TECHNOLOGY INC (b)                          66,924.48        108,472.00
                         4,300    MICRON TECHNOLOGY INC                                 89,384.96        133,300.00
                           600    MILLIPORE CORP                                        32,996.28         36,420.00
                           840    MOMENTUM BUSINESS APPLICATIONS (b)                            -         16,716.00
                        29,400    MOTOROLA INC                                         500,461.80        441,588.00
                         3,800    NVIDIA CORP (b)                                       77,663.07        254,220.00
                         3,900    ONI SYS CORP (b)                                      22,843.47         24,453.00
                        90,500    ORACLE CORP (b)                                       47,403.09      1,249,805.00
                           100    PEOPLESOFT INC (b)                                     2,855.68          4,020.00
                           300    PERKINELMER INC                                        8,499.90         10,506.00
                         1,600    POLYCOM INC (b)                                       52,184.00         55,040.00
                         7,100    QUALCOMM INC (b)                                     301,042.84        358,550.00
                         1,000    REAL NETWORKS INC (b)                                  5,062.50          5,940.00
                         2,152    SANMINA SCI CORP (b)                                  33,305.56         42,824.80
                        10,100    SCIENTIFIC ATLANTA INC                               188,294.30        241,794.00
                           400    SIEBEL SYS INC (b)                                     7,326.00         11,192.00
                        12,800    SOLECTRON CORP (b)                                   152,961.28        144,384.00
                           600    STORAGENETWORKS INC (b)                                2,448.00          3,708.00
                         1,300    STORAGE TECHNOLOGY CORP (b)                           16,853.20         26,871.00
                        29,300    SUN MICROSYSTEMS INC (b)                             350,111.56        360,390.00
                         7,500    SUNGARD DATA SYS INC (b)                             170,893.50        216,975.00
                         1,800    SYMANTEC CORP (b)                                     70,951.32        119,394.00
                         2,800    SYMBOL TECHNOLOGIES INC                               37,730.00         44,464.00
                           800    SYNOPSYS INC (b)                                      26,567.52         47,256.00
                         3,000    TECH DATA CORP  (b)                                   91,068.90        129,840.00
                         1,100    TEKTRONIX INC                                         20,166.96         28,358.00
                        22,800    TELLABS INC (b)                                      228,255.00        341,088.00
                           600    TERAYON COMMUNICATION SYS (b)                          2,418.78          4,962.60
                         4,400    TEXAS INSTRS INC                                     135,149.52        123,200.00
                         1,700    TOTAL SYS SVCS INC                                    37,304.97         36,006.00
                           115    TRIQUINT SEMICONDUCTOR INC (b)                         1,766.42          1,409.90
                         2,200    VERISIGN INC (b)                                     100,023.00         83,688.00
                         8,700    VERITAS SOFTWARE CORP (b)                            204,841.50        390,021.00
                         2,600    WATERS CORP (b)                                       60,997.30        100,750.00
                        22,450    XILINX INC (b)                                       159,859.38        876,672.50
                         4,200    YAHOO INC (b)                                         45,412.08         74,508.00
                                                                                  ----------------  ----------------
                                                                                     9,827,371.93     23,393,402.80          17.62%


See accompanying notes to investment securities          16         (continued)


                             CLEARWATER GROWTH FUND

                  SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2001

                       FACE                                                                                                PERCENT
                      AMOUNT                                                                              MARKET             OF
                     OR SHARES                SECURITY                                    COST           VALUE (a)        NET ASSETS
                     ---------                --------                                    ----           ---------        ----------
MATERIALS
                           500    AIR PRODS & CHEMS INC                                 15,855.00         23,455.00
                         2,800    ALCOA INC                                            111,006.00         99,540.00
                         3,100    ARCH COAL INC                                         55,784.50         70,370.00
                           400    BALL CORP                                             12,499.00         28,280.00
                         4,000    CONSOL ENERGY INC                                     89,652.00         99,360.00
                         8,050    DOW CHEM CO                                          231,333.36        271,929.00
                         8,100    DU PONT E I DE NEMOURS & CO                          317,771.47        344,331.00
                         1,200    ENGELHARD CORP                                        18,240.72         33,216.00
                        14,508    GEORGIA PAC CORP                                     377,529.80        400,565.88
                        23,000    INTERNATIONAL FLAVOURS                               494,787.50        683,330.00
                         6,531    INTERNATIONAL PAPER CO                               230,601.17        263,525.85
                         8,750    LYONDELL CHEMICAL CO                                 111,681.00        125,387.50
                         2,500    MASSEY ENERGY CORP                                    42,717.50         51,825.00
                           300    MEAD CORP                                              8,530.50          9,267.00
                         8,400    NEWMONT MNG CORP                                     116,529.00        160,524.00
                         2,450    PPG INDS INC                                          99,172.82        126,714.00
                         2,350    PACTIV CORP (b)                                       20,650.39         41,712.50
                         3,600    SHAW GROUP INC  (b)                                  116,305.92         84,600.00
                        18,900    SMURFIT STONE CONTAINER CORP (b)                     210,959.91        301,833.00
                         1,600    SOLUTIA INC                                           20,220.96         22,432.00
                         7,000    USX U S STL GROUP (b)                                108,896.90        126,770.00
                        11,950    WILLAMETTE INDS INC                                  374,871.50        622,834.00
                                                                                  ----------------  ----------------
                                                                                     3,185,596.92      3,991,801.73           3.01%

TELECOMMUNICATION SERVICES
                        42,278    AT & T CORP                                          775,869.65        766,922.92
                    18,335.999    A T & T WIRELESS SVCS INC (b)                        290,896.36        263,488.30
                           300    ALLTEL CORP                                           17,549.25         18,519.00
                        25,400    BELLSOUTH CORP                                     1,026,137.05        969,010.00
                           500    BROADWING INC                                          7,145.00          4,750.00
                         1,900    CENTURYTEL INC                                        47,551.49         62,320.00
                        46,700    NTL INC (b)                                          181,294.07         43,898.00
                           188    QWEST COMMUNICATIONS INTL INC                          5,297.18          2,656.44
                        27,427    SBC COMMUNICATIONS INC                             1,031,416.31      1,074,315.59
                         5,800    SPRINT FON GROUP (b)                                 138,148.00        116,464.00
                         7,100    SPRINT PCS GROUP (b)                                 135,398.39        173,311.00
                        24,992    VERIZON COMMUNICATIONS                             1,362,706.13      1,186,120.32
                        34,800    VODAFONE GROUP PLC NEW (d)                           351,196.03        893,664.00
                         4,300    WESTERN WIRELESS CORP (b)                            133,545.10        121,475.00
                        37,056    WORLDCOM INC/WORLDCOM GRP (b)                        499,511.80        521,748.48
                         1,402    WORLDCOM INC GA NEW                                   18,790.29         17,805.40
                                                                                   ----------------  ----------------
                                                                                     6,022,452.10      6,236,468.45           4.70%
UTILITIES
                         4,100    AES CORP                                              67,650.00         67,035.00
                         2,000    AMERICAN ELEC PWR INC                                 84,181.20         87,060.00
                         5,500    BLACK HILLS CORP                                     176,326.70        186,120.00
                         5,300    CMS ENERGY CORP (b)                                  112,274.14        127,359.00
                           100    CONECTIV INC                                           1,712.25          2,449.00
                           100    CONSOLIDATED EDISON INC                                3,225.69          4,036.00
                           400    CONSTELLATION ENERGY GROUP INC                        10,624.00         10,620.00
                         4,200    DTE ENERGY CO                                        153,457.50        176,148.00
                         4,600    DOMINION RES INC VA NEW                              269,243.98        276,460.00
                         1,700    DUKE ENERGY CO                                        63,344.58         66,742.00
                         5,183    EL PASO CORP                                         131,082.00        231,213.63
                         9,400    ENTERGY CORP                                         184,382.88        367,634.00

See accompanying notes to investment securities          17         (continued)


                             CLEARWATER GROWTH FUND

                  SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2001

                       FACE                                                                                                PERCENT
                      AMOUNT                                                                              MARKET             OF
                     OR SHARES                SECURITY                                    COST           VALUE (a)        NET ASSETS
                     ---------                --------                                    ----           ---------        ----------
UTILITIES CONT'D
                         1,061    FIRSTENERGY CORP                                      37,495.74         37,113.78
                           800    GREAT PLAINS ENERGY INC                               19,079.28         20,160.00
                         1,800    KEYSPAN CORP                                          41,676.84         62,370.00
                         6,900    NISOURCE INC                                         111,901.44        159,114.00
                         1,200    PG&E CORP                                             22,350.00         23,088.00
                           100    PPL CORP                                               5,289.30          3,485.00
                         5,200    POTOMAC ELEC PWR CO                                  114,224.76        117,364.00
                         2,150    PROGRESS ENERGY INC                                   65,685.30         96,814.50
                         6,650    PUGET ENERGY INC                                     135,280.29        145,568.50
                         2,900    QUESTAR CORP                                          66,188.15         72,645.00
                         3,350    RELIANT ENERGY INC                                   101,522.24         88,842.00
                         8,600    SOUTHERN CO                                          176,009.71        218,010.00
                           100    TXU CORP                                               3,360.44          4,715.00
                         1,350    UTILICORP UTD INC                                     23,659.16         33,979.50
                           100    WESTERN RES INC                                        1,556.00          1,720.00
                         1,300    WILLIAMS COS INC                                      42,657.80         33,176.00
                        26,700    WISCONSIN ENERGY CORP                                514,826.73        602,352.00
                                                                                   ----------------  ----------------
                                                                                     2,740,268.10      3,323,393.91           2.50%

RIGHTS/WARRANTS

                         1,600    DIME BANCORP INC NEW (b)                                      -            240.00           0.00%

CASH EQUIVALENTS

                    802,388.23    SSGA MONEY MARKET FUND                               802,388.23        802,388.23           0.60%
                                                                                  ----------------  ---------------- ---------------

Grand Total (c)                                                                     72,667,800.97    133,197,892.22          100.31%
                                                                                  ================  ================ ===============


Notes to Investments in Securities

(a)Securities are valued in accordance with procedures described in note 2 to the financial statements.

(b)Currently non-income producing assets.

(c)AtDecember  31,  2001,   the  cost  for  Federal   income  tax  purposes  was
   $72,667,801. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

      Gross unrealized appreciation                     62,513,480.83
      Gross unrealized depreciation                     (1,983,389.58)
                                                      ----------------
        Net unrealized appreciation                     60,530,091.25
                                                      ================

(d)Foreign security values are stated in U.S. dollars. As of December 31, 2001, the value of foreign securities represented 2.23% of net assets.













See accompanying notes to investment securities          18

                            CLEARWATER SMALL CAP FUND

                  SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2001

                       FACE                                                                                                PERCENT
                      AMOUNT                                                                              MARKET             OF
                     OR SHARES                SECURITY                                    COST           VALUE (a)        NET ASSETS
                     ---------                --------                                    ----           ---------        ----------

COMMON STOCKS

CONSUMER DISCRETIONARY
                       112,950     HELEN TROY LTD (b)                                1,090,557.04     1,401,709.50
                        23,150     DEB SHOPS INC (b)                                   346,606.25       561,387.50
                        39,100     4 KIDS ENTERTAINMENT INC (b)                        784,930.45       783,173.00
                       107,950     GADZOOKS INC (b)                                  1,584,949.03     1,483,233.00
                       127,950     GOODYS FAMILY CLOTHING INC (b)                      507,060.25       537,390.00
                        33,950     J JILL GROUP INC (b)                                514,349.78       730,943.50
                        55,150     JAKKS PAC INC (b)                                   963,899.08     1,045,092.50
                        24,150     K SWISS INC                                         690,425.04       802,987.50
                        71,250     MADDEN STEVEN LTD                                   665,738.78     1,002,487.50
                       101,250     QUAKER FABRIC CORP NEW (b)                          762,705.99       841,387.50
                       109,100     SKECHERS U S A INC (b)                            2,064,209.01     1,595,042.00
                        84,400     SUPERIOR UNIFORM GROUP INC                          676,891.62       763,820.00
                       183,550     WESTPOINT STEVENS INC                               410,995.00       449,697.50
                       106,100     WILSONS LEATHER EXPERTS INC (b)                   1,580,243.55     1,210,601.00
                                                                                   --------------- ----------------
                                                                                    12,643,560.87    13,208,952.00          16.11%
CONSUMER STAPLES
                        75,200     FRESH DEL MONTE PRODUCE                             978,293.66     1,131,760.00
                        56,200     PILGRIMS PRIDE CORP                                 770,386.53       761,510.00
                       117,250     RACING CHAMPIONS CORP (b)                           837,325.93     1,442,175.00
                                                                                   --------------- ----------------
                                                                                     2,586,006.12     3,335,445.00           4.07%
ENERGY
                        19,100     MAVERICK TUBE CORP (b)                              240,664.62       247,345.00
                        43,050     OSCA INC (b)                                        834,250.66       897,592.50
                        38,950     ST MARY LD & EXPL CO                                932,884.86       825,350.50
                                                                                   --------------- ----------------
                                                                                     2,007,800.14     1,970,288.00           2.40%
FINANCIALS
                        96,700     IPC HOLDINGS LTD                                  2,198,722.66     2,862,320.00
                       119,850     AMERICA FIRST MTG INVTS INC                         883,295.82     1,048,687.50
                        68,600     ANNALY MTG MGMT INC                                 895,123.89     1,097,600.00
                        92,600     CARDIA SCIENCE INC (b)                              270,994.64       412,070.00
                        25,000     ERIE INDTY CO                                       676,440.71       962,250.00
                       186,150     LONDON PAC GROUP LTD (d)                          1,135,042.54       737,154.00
                        32,150     MACATAWA BK CORP                                    514,400.00       618,887.50
                        76,100     OCWEN FINL CORP (b)                                 657,160.13       645,328.00
                        35,510     PACIFIC CREST CAP INC                               284,766.87       747,485.50
                       144,900     PENN AMERICA GROUP INC                            1,274,970.62     1,528,695.00
                        22,550     REINSURANCE GROUP AMER INC                          611,594.85       750,464.00
                        91,600     SELECTIVE INS GROUP INC                           1,793,433.78     1,990,468.00
                        48,900     SOUTHWEST BANCORP INC OKLA                          843,868.00       861,129.00
                        25,500     W HLDG CO INC (b)                                   372,402.40       413,100.00
                                                                                   --------------- ----------------
                                                                                    12,412,216.91    14,675,638.50          17.90%
HEALTHCARE
                        33,450     ALPHARMA  INC                                       809,325.29       884,752.50
                        83,050     BIO REFERENCE LABS INC (b)                          293,319.62       499,961.00
                        59,700     BIO TECHNOLOGY GEN CORP (b)                         438,065.52       491,331.00
                       171,100     BIOSOURCE INTL INC (b)                            1,136,627.54     1,420,130.00
                        83,750     HOLOGIC INC (b)                                     783,074.96       778,037.50
                       148,350     INTERPORE INTL (b)                                  614,693.23     1,234,272.00
                        46,400     MIM CORP (b)                                        243,015.92       825,920.00
                       235,950     ORTHOLOGIC CORP (b)                                 680,169.56     1,153,795.50
                        55,150     VITAL SIGNS INC                                   1,737,403.01     1,924,735.00
                                                                                    --------------- ----------------
                                                                                     6,735,694.65     9,212,934.50          11.24%

See accompanying notes to investment securities          19         (continued)


                            CLEARWATER SMALL CAP FUND

                  SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2001

                       FACE                                                                                                PERCENT
                      AMOUNT                                                                              MARKET             OF
                     OR SHARES                SECURITY                                    COST           VALUE (a)        NET ASSETS
                     ---------                --------                                    ----           ---------        ----------
INDUSTRIALS
                        22,650     KNIGHTSBRIDGE TANKERS LTD                           366,984.72       364,665.00
                        26,150     TEEKAY SHIPPING CORP                                678,455.80       911,327.50
                        76,150     COVENANT TRANS INC                                1,044,022.26     1,215,354.00
                        30,650     FRONTIER AIRLS INC NEW (b)                          308,257.62       521,050.00
                        32,200     GRANITE CONSTR INC                                  811,188.51       775,376.00
                        61,300     HARRIS CORP DEL                                   1,612,718.53     1,870,263.00
                        89,800     MASTEC INC                                          521,447.24       624,110.00
                         8,200     NOBLE INTL LTD                                       65,177.00        67,234.26
                       189,050     OPTICAL CABLE CORP (b)                              291,137.00       308,151.50
                        38,400     RECOTON CORP (b)                                    634,678.73       522,240.00
                                                                                   --------------- ----------------
                                                                                     6,334,067.41     7,179,771.26           8.76%
INFORMATION TECHNOLOGY
                        28,500     CAMTEK LTD (b)                                       97,899.60       102,600.00
                        54,350     ASM INTERNATIONAL N V (b) (d)                       765,952.15     1,060,368.50
                        43,700     ACT TELECONFERENCING INC (b)                        449,407.66       334,305.00
                        20,900     ALLIANCE SEMICONDUCTOR CORP (b)                     221,850.91       252,472.00
                        36,700     ANADIGICS INC (b)                                   480,237.43       559,675.00
                         4,600     BIOANALYTICAL SYS INC (b)                            37,812.00        32,246.00
                       155,150     BROOKTROUT INC (b)                                  982,890.82     1,008,475.00
                        73,900     C COR NET CORPORATION (b)                           546,186.80     1,076,723.00
                       104,800     CAPTARIS INC (b)                                    362,231.00       386,712.00
                       204,450     CELERITEK INC (b)                                 2,695,773.09     2,737,585.50
                        74,150     DSP GROUP INC (b)                                 1,510,555.03     1,724,729.00
                        56,250     EMS TECHNOLOGIES INC (b)                            875,588.03       904,500.00
                        58,500     ENTEGRIS INC (b)                                    506,255.49       641,160.00
                        59,800     FREQUENCY ELECTRS INC                             1,091,569.82       837,200.00
                        47,650     IKOS SYS INC (b)                                    415,955.35       564,652.50
                        64,400     JDA SOFTWARE GROUP INC (b)                          685,397.44     1,439,340.00
                        45,250     MERIX CORP (b)                                      586,397.96       780,562.50
                        53,550     OPTI INC                                            142,116.39       162,256.50
                        32,350     PARK ELECTROCHEMICAL CORP                           822,321.40       854,040.00
                        53,150     RADISYS CORP (b)                                    939,390.43     1,044,929.00
                       178,450     REMEC INC (b)                                     1,790,644.78     1,782,715.50
                        98,800     3COM CORP (b)                                       599,720.69       630,344.00
                       103,800     TRIKON TECHNOLOGIES INC (b)                       1,308,578.18     1,219,650.00
                                                                                    --------------- ----------------
                                                                                    17,914,732.45    20,137,241.00          24.57%
MATERIALS
                        47,950     APPLIED FILMS CORP (b)                              743,211.80     1,498,437.50
                        36,400     COMMERCIAL METALS CO                              1,025,517.53     1,273,272.00
                        25,375     FLORIDA ROCK INDS INC                               578,994.94       928,217.50
                       101,750     NORTH AMERN SCIENTIFIC INC (b)                      811,236.38     1,363,450.00
                        58,650     SPARTECH CORP                                       824,333.12     1,205,257.50
                        26,000     TEXAS INDS INC                                      813,202.65       959,400.00
                                                                                   --------------- ----------------
                                                                                     4,796,496.42     7,228,034.50           8.82%
UTILITIES
                        46,650     CONNECTICUT WTR SVC INC                             865,432.41     1,379,440.50
                                                                                    --------------- ----------------
                                                                                       865,432.41     1,379,440.50           1.68%

See accompanying notes to investment securities          20         (continued)


                            CLEARWATER SMALL CAP FUND

                  SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2001

                       FACE                                                                                                PERCENT
                      AMOUNT                                                                              MARKET             OF
                     OR SHARES                SECURITY                                    COST           VALUE (a)        NET ASSETS
                     ---------                --------                                    ----           ---------        ----------

CASH EQUIVALENTS

                  4,308,756.71     SSGA MONEY MARKET FUND                            4,308,756.71     4,308,756.71           5.26%
                                                                                   --------------- ---------------- ---------------

Grand Total (c)                                                                     70,604,764.09    82,636,501.97         100.81%
                                                                                   =============== ================ ===============


Notes to Investments in Securities

(a)Securities are valued in accordance with procedures described in note 2 to the financial statements.

(b)Currently non-income producing assets.

(c)AtDecember  31,  2001,   the  cost  for  Federal   income  tax  purposes  was
   $70,604,764. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

       Gross unrealized appreciation                    14,127,656.84
       Gross unrealized depreciation                    (2,095,918.96)
                                                       ---------------
         Net unrealized appreciation                    12,031,737.88
                                                       ===============

(d)Foreign security values are stated in U.S. dollars. As of December 31, 2001, the value of foreign securities represented 2.19% of net assets.






See accompanying notes to investment securities          21

                         CLEARWATER TAX EXEMPT BOND FUND

                  SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2001

      FACE                                                                                                             PERCENT
     AMOUNT                                                   MATURITY     COUPON                        MARKET           OF
    OR SHARES                      SECURITY                     DATE        RATE          COST         VALUE (a)      NET ASSETS
    ---------                      --------                     ----        ----          ----         ---------      ----------

CLOSED-END FUNDS
        55,000    BLACKROCK INSD MUN                                       5.101         762,633.75      863,500.00
        62,600    SELIGMAN SELECT MUN FD INC                               6.279         596,868.50      646,032.00
        45,500    VAN KAMPEN MERITT MUN OPPORT                             6.418         653,720.50      706,160.00
        13,600    VAN KAMPEN MERRITT ADVANTAGE                             6.625         176,462.00      174,896.00
       110,000    VAN KAMPEN MERRITT                                       6.520       1,304,097.25    1,447,600.00
                                                                                      -------------- ---------------
                                                                                       3,493,782.00    3,838,188.00         4.70%

COMMINGLED FUND
        50,000    VAN KAMPEN MERRITT TR INVT                               6.429         689,259.00      728,000.00         0.89%

MUNICIPAL BONDS
    355,000.00    ABILENE TX HEALTH FACS DEVELOPMENT         11/15/2002    4.800         352,916.99      354,595.30
       960,000    ALABAMA HSG FIN AUTH SNGL FAM              10/01/2025    6.650         971,289.46      997,372.80
       995,000    ALASKA ST HSG FIN CORP   (c)               12/01/2017    6.161         374,746.70      385,184.40
       160,000    ALASKA ST HSG FIN CORP                     12/01/2020    5.650         151,629.82      161,334.40
       900,000    ARLINGTON CNTY VA INDL DEV                 07/01/2018    5.350         822,507.19      862,146.00
       750,000    ARMSTRONG CNTY PA HOSP AUTH                06/01/2013    6.250         779,110.23      779,332.50
       750,000    AUSTIN TX CONVENTION ENTERPRISE            01/01/2016    6.375         750,000.00      742,822.50
       835,000    BEXAR CNTY TX HSG FIN CORP  MF             04/01/2030    9.000         834,325.00      813,156.40
       695,000    BEXAR CNTY TX HSG FIN CORP MF              08/01/2030    8.125         668,039.46      684,686.20
     1,265,000    BEXAR CNTY TX HSG FIN CORP MF              06/01/2031    10.500      1,265,000.00    1,263,621.15
       575,000    BEXAR CNTY TX HSG FIN CORP MF              09/15/2021    8.750         575,000.00      567,967.75
     1,200,000    BEXAR CNTY TX HSG FIN CORP MF              12/01/2036    9.250       1,169,497.60    1,174,236.00
       220,000    CALCASIEU PARISH LA PUB TR AUT             11/01/2012    6.875         223,004.29      225,876.20
       385,000    CALIFORNIA HLTH FACS FING REV              09/01/2019    7.250         391,536.16      386,840.30
       345,000    CALIFORNIA HSG FIN AGY REV   (c)           08/01/2017    6.103         135,083.73      149,881.80
       600,000    CAPITAL PROJS FIN AUTH FL                  10/01/2003    8.750         600,000.00      599,430.00
       370,000    CAPITAL REGION CMNTY DEV DIST              05/01/2006    5.950         369,282.81      369,615.20
     1,000,000    CARVER CNTY MN HSG & REDEV                 08/01/2027    5.875         942,672.27      986,270.00
       450,000    CHESTERFIELD CNTY VA INDL DEV              07/01/2019    5.200         401,453.68      440,788.50
     1,000,000    CHICAGO IL TAX INCREMENT                   12/01/2008    6.500         966,280.23    1,025,910.00
       500,000    CLARK CNTY NV POLLUTN CTL REV              06/01/2019    6.600         524,171.60      517,715.00
        80,000    COLLINSVILLE IL INDL DEV REV               11/01/2004    6.000          79,388.90       79,436.80
       500,000    COLORADO HEALTH FACS AUTH REV              12/01/2010    6.250         500,000.00      539,165.00
       750,000    CONVERSE CNTY WY HOSP REV                  12/01/2015    7.900         750,000.00      785,512.50
       120,000    CONYERS GA HSG AUTH REV                    10/01/2039    5.950         118,443.55      125,982.00
       295,000    COW CREEK BANK UMPQUA TRIBE                07/01/2012    5.100         277,289.79      298,663.90
     1,070,000    CROW FIN AUTH MINN TRIBAL PUR              10/01/2017    5.650         998,235.05    1,052,922.80
       270,000    DAKOTA CNTY MN HSG & REDEV                 02/20/2032    6.875         281,531.51      291,130.20
       100,000    DALLAS TX HSG CORP CAP PROGRAM             12/01/2009    7.875         100,251.19      101,187.00
        70,000    DALLAS TX HSG CORP CAP PROGRAM             12/01/2009    7.750          70,978.63       70,754.60
       505,000    DALLAS TX HSG FIN CORP                     10/20/2032    6.750         522,824.55      548,243.15
       500,000    DARLINGTON CNTY SC POLLUNTN CTL            11/01/2010    6.600         526,029.39      528,235.00
       465,000    DE KALB CNTY GA HSG AUTH REV               05/01/2005    6.400         464,215.17      465,646.35
       100,000    DE KALB CNTY GA MLT FAM HSG                01/01/2011    6.375         100,664.67      105,150.00
       300,000    DE KALB CNTY GA MLT FAM HSG                01/01/2016    6.375         312,457.99      308,637.00
       415,000    DENHAM SPRINGS LIVINGSTON HSG  (c)         07/10/2014    7.363         169,631.11      164,589.00
     1,000,000    DISTRICT COLUMBIA TOB SETTLEME             05/15/2024    6.250       1,059,877.17    1,040,560.00
     58,264.52    DREW CNTY AR PUB FACS BRD                  08/01/2011    7.750          59,151.22       59,677.43
       930,000    EAGLE MOUNTAIN UT SPL ASSMT                02/01/2007    8.000         930,000.00      934,882.50
       500,000    EL PASO TX HEALTH FACS DEV                 08/15/2012    7.000         500,000.00      499,945.00
       160,000    ELKHART IN HSG FIN CORP MTG                11/01/2010    6.000         158,691.09      162,592.00
       415,000    GAINESVILLE & HALL CNTY GA                 11/15/2010    6.400         398,733.00      415,929.60
       345,000    GAINESVILLE & HALL CNTY GA                 11/15/2011    6.500         330,474.03      345,769.35
       380,000    GAINESVILLE & HALL CNTY GA                 11/15/2015    6.750         355,646.05      369,318.20
       100,000    GEORGETOWN KY WTR & SWR REV                05/01/2004    5.900         101,000.00      101,885.00
       500,000    GLENDALE CA HOSP REV                       01/01/2009    7.750         538,879.06      500,470.00
       100,000    GROVE CITY PA AREA HOSP AUTH               07/01/2012    5.250          89,557.06       92,668.00
     1,500,000    HAMILTON CNTY OH HOSP FACS REV             01/01/2009    7.000       1,510,572.92    1,500,000.00
       160,000    HARRIS CNTY TX                             08/15/2017    6.625         161,042.72      160,587.20
       150,000    HARRIS CNTY TX HSG FIN CORP                07/01/2029    6.600         138,944.59      119,605.50
       250,000    HAWAII ST DEPT BUDGET + FIN                03/01/2021    6.250         254,360.49      251,487.50


See accompanying notes to investment securities          22         (continued)


                         CLEARWATER TAX EXEMPT BOND FUND

                  SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2001


      FACE                                                                                                             PERCENT
     AMOUNT                                                   MATURITY     COUPON                        MARKET           OF
    OR SHARES                      SECURITY                     DATE        RATE          COST         VALUE (a)      NET ASSETS
    ---------                      --------                     ----        ----          ----         ---------      ----------

MUNICIPAL BONDS (Cont'd)

     1,000,000    HOPKINS CNTY KY HOSP REV                   11/15/2011    6.625       1,026,505.42    1,024,790.00
       295,000    HOUMA TERREBONNE PUB TR FING  (c)          07/10/2014    7.473         116,042.38      117,589.95
       160,000    ILLINOIS DEV FIN AUTH REV                  07/01/2012    5.500         143,731.23      156,252.80
       105,000    ILLINOIS DEV FIN AUTH                      10/01/2009    6.650         106,514.19      108,099.60
       500,000    ILLINOIS HLTH FACS AUTH REV                08/15/2007    5.700         533,833.65      526,840.00
       150,000    ILLINOIS EDL FACS AUTH REVS                08/15/2018    5.250         121,297.59      132,774.00
       220,000    ILLINOIS HSG DEV AUTH ELDERLY              03/01/2020    6.850         223,182.12      225,042.40
       620,000    INDIANA HLTH FAC FING AUTH REV             08/15/2009    4.750         555,222.33      587,257.80
       150,000    INDIANA HLTH FAC FING AUTH REV             08/15/2018    5.000         123,741.53      133,191.00
       340,000    INDIANA HLTH FAC HOSP REV                  10/01/2005    7.250         347,686.51      349,329.60
       365,000    INDIANA HLTH FAC HOSP REV                  10/01/2006    7.250         373,251.71      374,880.55
       750,000    INDIANA HLTH FAC HOSP REV                  08/01/2008    6.000         777,930.08      774,990.00
       175,000    INDIANA ST DEV FIN AUTH REV                06/01/2022    6.000         170,569.36      182,477.75
       205,000    INDIANAPOLIS IN ECON DEV REV               10/01/2010    7.250         209,406.89      210,549.35
     1,250,000    JEFFERSON CNTY MO JR COLLEGE               07/01/2020    7.000       1,212,070.31    1,245,512.50
       185,000    KING CNTY WASH HSG AUTH HSG                07/01/2013    5.050         170,399.97      179,660.90
     1,250,000    KITSAP CNTY WA CONS HSG AUTH               07/01/2003    6.250       1,241,161.93    1,244,375.00
       300,000    LEWIS CNTY WA PUB HOSP DIST                12/01/2011    6.000         303,605.09      312,987.00
       250,000    LEWISVILLE TX COMBINATION CONT             05/01/2031    4.125         250,000.00      251,677.50
       800,000    LONG BEACH MISS URBAN RENEWAL              03/01/2026    8.000         800,000.00      808,160.00
     1,350,000    LOUSIANA PUB FACS AUTH REV                 10/01/2011    6.250       1,151,375.21    1,163,187.00
       200,000    LUBBOCK TX HLTH FACS DEV CORP              01/20/2010    5.000         200,000.00      199,928.00
       125,000    LUBBOCK TX HSG FIN CORP                    01/01/2022    7.750         126,291.36      128,840.00
       200,000    LUCAS CNTY OH HEALTH CARE FAC              08/15/2015    6.375         197,743.76      205,936.00
       500,000    MARICOPA CNTY AZ INDL DEV                  07/01/2012    6.500         500,000.00      529,455.00
       370,000    MARICOPA CNTY AZ INDL DEV                  10/01/2025    6.500         372,185.43      416,982.60
     1,120,000    MARICOPA CNTY AZ INDL DEV                  11/01/2010    9.000       1,120,000.00    1,142,254.40
       150,000    MASHANTUCKET WESTERN PEQUOT   (c)          09/01/2009    6.220          93,250.28       97,854.00
       150,000    MASON CNTY WV REV   (c)                    07/10/2014    7.459          59,106.65       60,315.00
       600,000    MASSACHUSETTS ST DEV FIN AGY               12/01/2015    7.875         600,000.00      624,258.00
       400,000    MASSACHUSETTS ST INDL FIN AGY              12/01/2006    4.950         387,492.25      405,888.00
       400,000    MATAGORDA CNTY TX NAV DIST 1               10/15/2015    5.800         404,933.18      405,392.00
       115,000    MAUMELLE AR HSG DEV CORP FIRST             07/01/2009    7.875         117,752.26      117,981.95
       600,000    MEDITERRA NO CMNTY DEV DIST FL             05/01/2008    6.000         598,378.14      594,810.00
       860,000    MET GOVT NASHVILLE DAVIDSON TN             06/20/2036    10.000        860,000.00      862,261.80
       430,000    MET GOVT NASHVILLE DAVIDSON TN             06/20/2036    9.000         430,000.00      431,191.10
       750,000    MISSOURI ST DEV FIN BRD FACS               04/01/2015    6.000         750,000.00      764,242.50
       805,000    MONROE MCKEEN PLAZA HSG DEV LA             02/01/2012    6.800         813,513.06      826,533.75
     1,000,000    MUNIMAE TR NY                              11/01/2039    6.150       1,000,000.00      989,040.00
       115,000    MUSKOGEE CNTY OK HOME FIN AUTH  (c)        06/01/2011    7.299          57,820.97       57,961.15
     1,000,000    NY CNTYS TOB TR II                         06/01/2025    5.250         993,258.33      970,460.00
       380,000    NEW HAMPSHIRE ST HSG FIN AUTH (c)          01/01/2014    8.393         134,541.81      146,041.60
       500,000    NEW HAMPSHIRE ST INDL DEV AUTH             12/01/2009    5.500         501,307.46      513,695.00
       750,000    NEW JERSEY ECONOMIC DEV AUTH               11/15/2006    5.500         729,665.97      733,192.50
       295,000    NEW MEXICO MTG FIN AUTH                    01/01/2026    6.950         312,911.88      320,340.50
       250,000    NEW YORK ST ENVIRONMENTAL FACS             09/15/2011    7.100         253,407.75      253,860.00
       500,000    NEWPORT KY PUB PPTYS CORP REV              01/01/2027    8.500         500,000.00      483,080.00
       420,000    NORTH CHARLESTON S C MUN GOLF              05/01/2019    5.500         372,395.00      415,115.40
       115,000    NORTH CHARLESTON S C MUN GOLF              05/01/2009    5.000         107,861.10      117,620.85
     1,000,000    NORTHERN TOB SECURITIZATION                06/01/2015    4.750       1,003,436.03      960,150.00
     2,500,000    NORTHERN TOB SECURITIZATION                06/01/2021    5.375       2,501,125.00    2,412,300.00
       220,000    OHIO CNTY W VA RESIDUAL REV   (c)          07/10/2014    7.427          90,044.06       87,894.40
       500,000    ORLANDO FL URBAN CMNTY DEV                 05/01/2010    6.400         496,786.69      491,260.00
       300,000    ORLEANS LA LEVEE DIST                      11/01/2014    5.950         323,794.16      320,505.00
       110,000    OTTUMWA IA HOSP FAC REV                    10/01/2010    6.000         103,743.70      109,787.70
       650,000    PANHANDLE TX REGL HSG FIN                  03/01/2020    6.625         631,617.57      670,728.50
       245,000    PANHANDLE TX REGL HSG FIN CORP             03/01/2031    8.125         245,000.00      241,329.90
       900,000    PARKLANDS WEST CMNTY DEV DIST              05/01/2006    6.000         896,527.43      890,640.00
       180,000    PENNSYLVANIA ECONOMIC DEV FING             06/01/2009    5.250         168,583.26      163,204.20
       190,000    PENNSYLVANIA ECONOMIC DEV FING             06/01/2010    5.300         175,810.02      169,658.60
       200,000    PENNSYLVANIA ECONOMIC DEV FING             06/01/2011    5.350         182,746.38      175,820.00
       125,000    PENNSYLVANIA ST HIGHER EDL FAC             11/15/2016    5.875         122,266.01      130,143.75


See accompanying notes to investment securities          23         (continued)


                         CLEARWATER TAX EXEMPT BOND FUND

                  SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2001

      FACE                                                                                                             PERCENT
     AMOUNT                                                   MATURITY     COUPON                        MARKET           OF
    OR SHARES                      SECURITY                     DATE        RATE          COST         VALUE (a)      NET ASSETS
    ---------                      --------                     ----        ----          ----         ---------      ----------

MUNICIPAL BONDS (Cont'd)

     1,000,000    PHILADELPHIA PA AUTH INDL DEV              11/15/2028    5.250         965,500.58      979,260.00
       750,000    PHILIDELPHIA PA AUTH FOR INDL              05/15/2003    5.125         738,774.33      753,277.50
       700,000    PHOENIX AZ INDL DEV AUTH MTG               01/01/2016    6.250         633,424.28      698,705.00
     1,000,000    PIMA CNTY AZ INDL DEV AUTH ED              02/01/2015    7.250       1,000,000.00      981,330.00
       185,000    PLYMOUTH MN MULTIFAMILY HSG                06/20/2031    8.050         200,962.56      204,933.75
       250,000    RHODE ISLAND ST HLTH & ED BLDG             09/01/2013    6.550         262,805.85      262,802.50
       265,000    RHODE ISLAND ST HLTH & EDL REV             07/01/2003    4.700         260,983.13      266,507.85
       500,000    RIO GRANDE VY HLTH FACS DEV TX             08/01/2012    6.400         523,653.90      522,095.00
       150,000    ROSELLE ILL MULTI FAM HSG REV              01/01/2025    7.000         155,515.01      158,226.00
       165,000    ST JOSEPH CNTY IND HOSP AUTH               02/15/2012    5.450         146,608.88      159,523.65
       800,000    ST LOUIS CNTY MO HSG AUTH                  11/01/2014    8.500         800,000.00      560,000.00
       475,000    SANTA FE NM                                10/01/2013    6.000         466,334.04      485,469.00
       250,000    ST PAUL MN HSG & REDEV AUTH                12/01/2002    9.000         250,000.00      253,085.00
        80,000    SHELBY CNTY TN HLTH EDL & HSG              01/01/2026    6.600          80,138.92       79,904.00
       445,000    SHELBY CNTY TN HLTH EDL & HSG              03/20/2027    7.750         483,425.32      496,513.20
       625,000    SHELBY CNTY TN HLTH EDL & HSG              01/01/2029    5.550         558,592.39      312,500.00
       130,000    SHELBY CNTY TN HLTH EDL & HSG   (b)        01/01/2029    6.000         115,899.20        2,600.00
       150,000    SHELBY CNTY TN HLTH EDL & HSG              01/01/2019    5.350         135,836.82       75,000.00
       515,000    SOUTH CAROLINA JOBS ECON DEV               11/15/2010    6.750         506,535.40      542,202.30
     1,000,000    SOUTH CAROLINA JOBS ECON DEV               10/01/2005    6.750         995,452.08      996,830.00
       385,000    SOUTHWESTERN ILL DEV AUTH REV              04/01/2010    6.000         374,157.50      383,845.00
       470,000    TARRANT CNTY TX HSG FIN CORP               06/01/2031    10.500        470,000.00      468,214.00
       500,000    TEXAS ST AFFORDABLE HSG CORP               10/01/2008    4.100         500,000.00      487,700.00
       250,000    TEXAS ST DEPT HSG & CMNTY                  07/01/2016    6.350         260,961.85      255,650.00
       210,000    TEXAS ST DEPT HSG & CMNTY                  07/01/2026    6.450         210,215.20      213,378.90
       235,000    TEXAS ST DEPT HSG & CMNTY                  01/01/2027    6.400         236,703.75      241,523.60
       800,000    TEXAS STUDENT HSG AUTH REV                 01/01/2014    11.000        800,000.00      800,136.00
       500,000    THREE RIVS JR COLLEGE DIST MO              09/01/2011    7.000         500,000.00      493,905.00
       750,000    TOBACCO SETTLEMENT FING CORP               05/15/2030    5.500         738,774.43      716,302.50
       250,000    TOBACCO SETTLEMENT AUTH IA                 06/01/2025    5.300         243,445.99      229,447.50
       800,000    TOBACCO SETTLEMENT REV MGMT                05/15/2022    6.000         786,383.10      813,208.00
       205,000    TROY MICH ECONOMIC DEV CORP                10/01/2012    6.750         210,149.39      214,837.95
       385,000    TULSA OKLA PUB FACS AUTH REC               11/01/2012    6.200         396,005.28      414,645.00
       205,000    VICTORIA COUNTY TEX HOSPITAL               02/15/2012    5.400         184,663.46      199,553.15
       286,000    VISTA LAKES CMNTY DEV DIST FLA             05/01/2005    6.350         285,551.26      286,955.24
       750,000    WAUKESHA WI REDEV AUTH REV                 06/20/2043    8.000         750,000.00      738,412.50
       220,000    WISCONSIN HSG & ECONOMIC DEV               10/01/2017    5.500         208,230.04      222,607.00
       200,000    WISCONSIN HSG & ECONOMIC DEV               03/01/2023    7.100         204,087.20      204,356.00
     1,250,000    WISCONSIN ST HEALTH & EDL FACS             08/15/2013    5.750       1,136,539.62    1,229,762.50
       500,000    WISCONSIN ST HEALTH & EDL FACS             12/01/2006    6.000         516,824.81      528,935.00
       250,000    WISCONSIN ST HLTH & EDL                    10/01/2006    5.125         261,496.71      258,162.50
       350,000    WISCONSIN ST HLTH & EDL                    10/01/2007    5.500         372,093.11      366,180.50
     1,550,000    WOODHILL PUB FAC CORP TEX                  12/01/2015    7.250       1,523,205.05    1,544,497.50
       150,000    WYOMING CMNTY DEV AUTH HSG REV             12/01/2025    6.100         145,945.09      154,044.00
       220,000    3KRON OH CTFS PARTN                        12/01/2016    6.900         199,276.59      241,714.00
                                                                                       -------------- ---------------
                                                                                      75,414,394.69   75,755,730.92        92.74%

CASH EQUIVALENTS

    189,514.14    SSGA TAX-EXEMPT MONEY MARKET FUND                                      189,514.14      189,514.14         0.23%
                                                                                      -------------- --------------- -------------

Grand Total)(d)                                                                       79,786,949.83   80,511,433.06        98.56%
                                                                                      ============== =============== =============

See accompanying notes to investment securities          24         (continued)


                         CLEARWATER TAX EXEMPT BOND FUND

                  SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2001

Notes to Investments in Securities

(a)Securities are valued in accordance with procedures described in note 2 to the financial statements.

(b)Currently non-income producing assets. For long-term debt securities, item identified is in default as to payent of interest and/or principal.

(c)For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(d)AtDecember  31,  2001,   the  cost  for  Federal   income  tax  purposes  was
   $79,786,950. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

      Gross unrealized appreciation                1,875,189.49
      Gross unrealized depreciation               (1,150,706.26)
                                                  --------------
        Net unrealized appreciation                  724,483.23
                                                  ==============

Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows (unaudited):

    Geographical Diversification                            Percent
     -------------------------------------------------------------------

    Arkansas                                                      4.88  %
    Arizona                                                       4.69
    Florida                                                       4.02
    Illinois                                                      3.48
    Indiana                                                       3.65
    Louisiana                                                     4.40
    Missouri                                                      3.81
    Pennsylvania                                                  4.04
    South Carolina                                                4.25
    Texas                                                        17.10
    Wisconsin                                                     4.42
    Other                                                        41.26
                                                         --------------

                                                                100.00  %
                                                         ==============





See accompanying notes to investment securities          25